UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4079

John Hancock Equity Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette
Senior Attorney and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:                          October 31

Date of reporting period:                       October 31, 2005

ITEM 1. REPORT TO SHAREHOLDERS.

JOHN HANCOCK

Technology Leaders Fund

10.31.2005 Annual Report

John Hancock

JOHN HANCOCK FUNDS

Your fund at a glance

Manager’s report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 13

Trustees & officers
page 31

For more information
page 37

To Our Shareholders,

I am pleased to be writing to you as the new President and Chief Executive Officer of John Hancock Funds, LLC, following the departure of James A. Shepherdson to pursue other opportunities. In addition, on July 25, 2005, your fund’s Board of Trustees appointed me to the roles of President and Chief Executive Officer of your fund.

As a means of introduction, I have been involved in the mutual fund industry since 1985. I have been with John Hancock Funds for the last 15 years, most recently as executive vice president of retail sales and marketing and a member of the company’s executive and investment committees. In my former capacity, I was responsible for all aspects of the distribution and marketing of John Hancock Funds’ open-end and closed-end funds. Outside of John Hancock, I have served as Chairman of the Investment Company Institute (ICI) Sales Force Marketing Committee since September 2003.

It is an exciting time to be at John Hancock Funds, and I am grateful for the opportunity to lead and shape its future growth. With the acquisition of John Hancock by Manulife Financial Corporation in April 2004, we are receiving broad support toward the goal of providing our shareholders with excellent investment opportunities and a more complete lineup of choices for the discerning investor.

For one example, we have recently added five “Lifestyle Portfolio” funds-of-funds that blend multiple fund offerings from internal and external money managers to create a broadly diversified asset allocation portfolio. Look for more information about these exciting additions to the John Hancock family of funds in the near future.

Although there has been a change in executive-level management, rest assured that the one thing that never wavers is John Hancock Funds’ commitment to placing the needs of shareholders above all else. We are all dedicated to the task of working with you and your financial advisors to help you reach your long-term financial goals.

Sincerely,

Keith F. Hartstein,

President and Chief Executive Officer

This commentary reflects the CEO’s views as of October 31, 2005. They are subject to change at any time.

YOUR FUND AT A GLANCE

The Fund seeks capi- tal appreciation by normally investing at least 80% of its assets in companies that the manager believes are, or have the potential to be technology leaders.

Over the last five months

*	Technology stocks posted decent gains, although they lagged the better-performing energy- and utility-driven broader market averages.

*	The Fund performed in line with the NASDAQ-100 Index, but trailed its Lipper peer group average primarily due to its focus on large-cap stocks as small-cap stocks outperformed.

*	The Fund’s best performers were a diverse group, although hardware holdings generally lagged.

Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

*	From inception June 20, 2005 through October 31, 2005.

Top 10 holdings
4.0%	Apple Computer, Inc.
3.6%	SanDisk Corp.
3.0%	Google, Inc.
2.9%	Lucent Technologies, Inc.
2.9%	Corning, Inc.
2.6%	Adobe Systems, Inc.
2.5%	Pixar, Inc.
2.5%	Yahoo! Inc.
2.5%	Nokia Corp.
2.4%	QUALCOMM, Inc.
As a percentage of net assets on October 31, 2005.

1

BY ANURAG PANDIT, CFA, PORTFOLIO MANAGER

MANAGER’S REPORT

JOHN HANCOCK Technology Leaders Fund

Effective June 20, 2005, the Light Revolution Fund was merged into the newly formed John Hancock Technology Leaders Fund.

Given all the economic and interest rate worries that weighed on them during the 12 months ended October 31, 2005, technology stocks posted decent gains, although they lagged the better-performing energy- and utility-driven broader market averages. In the final two months of 2004, tech stocks rallied strongly in concert with the broader stock market, fueled by expectations that economic growth would accelerate in 2005. But in the early months of 2005, the environment turned decidedly more negative. High oil prices, rising interest rates and worries over a potentially weak economy prompted nervous investors to pull back from tech stocks for fear that American consumers and business would rein in their spending on technology products and services. Valuation concerns also weighed on tech-company stocks given their strong prior advances during 2004. The spring and summer were much kinder to the tech group, thanks to receding worries about the impact on technology companies of higher energy prices and higher interest rates. And, contrary to expectations at the beginning of 2005, tech companies posted surprisingly solid earnings for the period.

“...technology stocks posted decent gains, although they lagged the better-performing energy- and utility-driven broader market averages.”

Performance

For the 12 months ended October 31, 2005, John Hancock Technology Leaders Fund’s Class A shares posted a total return of 6.73% at net asset value. During the same 12-month period, the NASDAQ 100 Index returned 6.63% and the average science and technology fund had a total return of 8.47%, according to Lipper, Inc.,1 while the Standard & Poor’s 500 Index returned 8.72% . From their inception on June 20, 2005, through October 31, 2005, the Fund’s Class B, Class C and Class I shares returned 1.92%, 1.92% and 2.38%, respectively, at net asset value. Keep in mind that your net asset value return will be different from the Fund’s performance if you were not invested in the Fund for the entire

2

period and did not reinvest all distributions. See pages six and seven for historical performance results.

Although we performed in line with our benchmark index, our lag behind the Lipper peer group stemmed, in our view, from our focus on high-quality large-cap stocks in a period when smaller-company issuers performed better.

Best performers

One of our best performers and biggest contributors to performance over the past 12 months was SanDisk Corp., the leading maker of storage devices for digital consumer products, including cell phones, digital cameras, Apple’s iPod line of products and others. The company’s dominant position with many of its partners, coupled with the success of many end products, such as the iPod, attracted considerable investor interest in the stock. Apple Computer, Inc. was also a big winner for us, as the iconic company successfully reinvented itself as a design innovator of technology products. Its iPod initiatives with music opened up a new avenue of growth and profitability for the company, while strong sales of MAC personal computers also helped. We enjoyed excellent gains from web-search company Google, Inc., which blew past investors’ expectations for profits and revenues, sending its shares soaring. The company continued to reap the benefits of advertisers’ moves toward spending online and away from traditional media.

In the software area, two companies were standouts. Cadence Design Systems, Inc., provider of software to design and verify advanced semiconductors, circuit boards and systems used in consumer electronics, networking and telecommunications equipment, was our biggest winner in the software segment. Autodesk, Inc. which is a leading design software and digital-content company used by customers in the building, manufacturing, infrastructure, digital media and wireless data services industries, was another strong performer due to its successful new products. Texas Instruments, Inc., the leading provider of cellular handset integrated circuit solutions, outperformed due to strong end-market demand that was driven by robust world-wide sales of cell phones. The result was better-than-expected financial performance for the company.

“It was a tough period for some of our holdings that make technology hardware...”

3

Industry
distribution[2]

Communications
equipment -- 12%

Semiconductors --
11%

Internet software &
services -- 8%

Systems
software -- 8%

Computer
hardware -- 8%

Application
software -- 6%

Computer storage &
peripherals -- 6%

Internet retail -- 4%

Movies &
entertainment -- 4%

Integrated
telecommunication
services -- 4%

All others -- 25%

Hardware companies sag

It was a tough period for some of our holdings that make technology hardware, with AU Optronics Corp. our biggest disappointment during the period. The company, which is a leading supplier of flat panel and plasma displays, cut production forecasts substantially in the summer because mobile phone manufacturers delayed orders. Expectations for Dell, Inc., the leading personal computer maker, also were reduced amid worse-than-expected sales of its computers amid pricing pressure from resurgent rivals such as Hewlett-Packard.

Outlook

Overall, we’re bullish on the outlook for technology stocks in the coming year. From a macroeconomic standpoint, we believe we’re in the late stages of interest rate hikes, which should bode well for stocks overall. Furthermore, we’re on the cusp of an important product cycle that could drive better demand for tech products and services. The introduction of Microsoft’s Vista, an updated version of its Windows operating system, is likely to prompt consumers and businesses alike to make all types of software and hardware upgrades. The debut of Vista, coupled with strong adoption of various consumer digital technologies and such home entertainment products as gaming and high definition television, could provide the underpinnings for good performance for a number of tech stocks. We also believe that several longer-term secular trends will continue to favor the tech-stock group, including the rapidly expanding need for data storage, the move toward Voice

4

over Internet Protocol (VoIP) and the explosive growth in the use of cell phones, to name a few. Lastly, we’re hopeful that 2006 could be the year that corporations, flush with cash, finally increase their spending on technology.

“...we’re on the cusp of an important product cycle that should drive better demand for tech products and services.”

This commentary reflects the views of the portfolio manager through the end of the Fund’s period discussed in this report. The manager’s statements reflect his own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on October 31, 2005.

5

A LOOK AT PERFORMANCE For the period ended October 31, 2005

	Class A	Class B	Class C	Class I1
Inception date	6-29-99	6-20-05	6-20-05	6-20-05

Average annual returns with maximum sales charge (POP)
One year	1.39%	--	--	--

Five years	-10.44	--	--	--

Since inception	-2.01	--	--	--

Cumulative total returns with maximum sales charge (POP)
One year	1.39	--	--	--

Five years	-42.39	--	--	--

Since inception	-12.09	-3.08	0.92	2.38

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1For certain types of investors as described in the Fund’s Class I share prospectus.

6

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in two separate indexes.

0
	Class B1	Class C1	Class I1,2
Period beginning	6-20-05	6-20-05	6-20-05

Without sales charge	$10,192	$10,192	$10,238

With maximum sales charge	9,692	10,092	10,238

Index 1	9,986	9,986	9,986

Index 2	10,584	10,584	10,584

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of October 31, 2005. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500 Index -- Index 1 -- is an unmanaged index that includes 500 widely traded common stocks.

NASDAQ-100 Index -- Index 2 -- is an unmanaged index that includes 100 of the largest domestic and international non-financial companies listed on the NASDAQ Stock Market based on market capitalization.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 Index 2 figure as of June 30, 2005.

2 For certain types of investors as described in the Fund’s Class I share prospectus.

7

YOUR EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

*	Transaction costs which include sales charges (loads) on
purchases or redemptions (varies by share class), minimum
account fee charge, etc.

*	Ongoing operating expenses including management
fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating
expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on April 30, 2005, with the same investment held until October 31, 2005.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 4-30-05	on 10-31-05	ended 10-31-05[1]

Class A	$1,094.40	$22.13
Class B2	1,019.20	9.19
Class C2	1,019.20	9.19
Class I2	1,023.80	4.76

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2005 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on April 30, 2005, with the same investment held until October 31, 2005. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 4-30-05	on 10-31-05	ended 10-31-05[1]

Class A	$1,004.07	$21.18
Class B2	1,009.12	9.14
Class C2	1,009.11	9.15
Class I2	1,013.51	4.74

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

[1]	Expenses are equal to the Fund's annualized expense ratio of 4.19%, 2.50%, 2.50% and 1.29% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

[2]	Class B, Class C and Class I shares began operations on 6-20-05. Ending values and expenses paid during the period are calculated for the period from 6-20-05 through 10-31-05.

9

F I N A N C I A L S TAT E M E N T S

FUND’S INVESTMENTS

Securities owned by the Fund on October 31, 2005

This schedule is divided into two main categories: common stocks, and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 95.81%		$3,408,144
(Cost $2,956,287)
Application Software 5.49%		195,093

Autodesk, Inc.	750	33,847

Cadence Design Systems, Inc. (I)	4,400	70,312

Intuit, Inc. (I)	1,253	57,550

Quest Software, Inc. (I)	2,400	33,384
Broadcasting & Cable TV 2.62%		93,175

Comcast Corp. (Special Class A) (I)	1,679	46,021

DIRECTV Group, Inc. (The) (I)	3,316	47,154
Communications Equipment 12.04%		428,428

Cisco Systems, Inc. (I)	2,900	50,605

Corning, Inc. (I)	5,100	102,459

Lucent Technologies, Inc. (I)	36,250	103,312

Nokia Corp., American Depositary Receipt (ADR) (Finland)	5,246	88,238

QUALCOMM, Inc.	2,108	83,814
Computer Hardware 7.94%		282,300

Apple Computer, Inc. (I)	2,480	142,823

Dell, Inc. (I)	2,156	68,733

International Business Machines Corp.	864	70,744
Computer Storage & Peripherals 6.44%		228,987

EMC Corp. (I)	3,750	52,350

SanDisk Corp. (I)	2,185	128,675

Seagate Technology (Cayman Islands) (I)	3,310	47,962
Data Processing & Outsourced Services 3.32%		118,242

First Data Corp.	1,298	52,504

Fiserv, Inc. (I)	1,505	65,738
Diversified Banks 1.51%		53,698

Wells Fargo & Co.	892	53,698

See notes to financial statements.

10

F I N A N C I A L S TAT E M E N T S

Issuer	Shares	Value
Electrical Components & Equipment 1.22%		$43,465

AU Optronics Corp. (ADR) (Taiwan)	3,409	43,465
Electronic Equipment Manufacturers 1.76%		62,615

Garmin Ltd. (Cayman Islands)	1,040	59,727

Symbol Technologies, Inc.	348	2,888
Home Entertainment Software 2.29%		81,566

Electronic Arts, Inc. (I)	1,434	81,566
Household Audio & Video Equipment 0.98%		34,932

Sony Corp. (ADR) (Japan)	1,065	34,932
Integrated Telecommunication Services 3.79%		134,788

BT Group Plc (ADR) (United Kingdom) (L)	892	33,727

Telefonos de Mexico S.A. de CV (ADR) (Mexico)	2,900	58,522

Verizon Communications, Inc.	1,350	42,539
Internet Retail 4.29%		152,703

Amazon.com, Inc. (I)	1,650	65,802

eBay, Inc. (I)	1,548	61,301

IAC/InterActiveCorp (I)	1,000	25,600
Internet Software & Services 8.37%		297,807

Digital River, Inc. (I)	2,050	57,421

Google, Inc. (I)	285	106,060

Infosys Technologies Ltd. (ADR) (India)	676	45,968

Yahoo! Inc. (I)	2,390	88,358
Leisure Products 0.95%		33,822

Expedia, Inc. (I)	1,800	33,822
Movies & Entertainment 3.88%		138,041

Disney (Walt) Co. (The)	2,009	48,959

Pixar, Inc. (I)	1,756	89,082
Photographic Equipment & Supplies 1.94%		69,150

Canon, Inc. (ADR) (Japan)	1,303	69,150
Semiconductor Equipment 3.03%		107,964

Applied Materials, Inc.	3,200	52,416

KLA-Tencor Corp.	1,200	55,548
Semiconductors 10.74%		381,802

Advanced Micro Devices, Inc. (I)	3,000	69,660

Analog Devices, Inc.	1,500	52,170

Intel Corp.	2,981	70,054

Maxim Integrated Products, Inc.	2,050	71,094

See notes to financial statements.

11

F I N A N C I A L S TAT E M E N T S

Issuer		Shares	Value
Semiconductors (continued)

Texas Instruments, Inc.		2,610	$74,516

Xilinx, Inc.		1,850	44,308
Systems Software 8.33%			296,189

Adobe Systems, Inc.		2,864	92,364

Microsoft Corp.		3,068	78,848

SAP A.G., (ADR) (Germany)		1,232	52,902

Symantec Corp. (I)		3,022	72,075
Technology Distributors 1.30%			46,207

CDW Corp.		820	46,207
Wireless Telecommunication Services 3.58%			127,170

China Mobile (Hong Kong) Ltd. (ADR) (Hong Kong)		3,236	72,648

Sprint Nextel Corp.		2,339	54,522

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 4.34%			$154,542
(Cost $154,542)
Joint Repurchase Agreement 4.13%			147,000

Investment in a joint repurchase agreement
transaction with Barclays Capital, Inc. --
Dated 10-31-05 due 11-1-05 (secured by
U.S. Treasury Inflation Indexed Notes 0.875%
due 4-15-10 and 1.875% due 7-15-13)	3.94%	$147	147,000

		Shares
Cash Equivalents 0.21%			7,542

AIM Cash Investment Trust (T)		7,542	7,542

Total investments 100.15%			$3,562,686

Other assets and liabilities, net (0.15%)			($5,382)

Total net assets 100.00%			$3,557,304

(I)	Non-income-producing security.

(L)	All or a portion of this security is on loan as of October 31, 2005.

(T)	Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.

12

ASSETS AND
LIABILITIES

October 31, 2005

This Statement
of Assets and
Liabilities is the
Fund’s balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You’ll
also find the net
asset value and
the maximum
offering price
per share.

Assets
Investments at value (cost $3,110,829) including
$7,394 of securities loaned	$3,562,686
Cash	993
Receivable for shares sold	6,089
Dividends and interest receivable	887
Receivable from affiliates	28,454
Total assets	3,599,109

Liabilities
Payable upon return of securities loaned	7,542
Payable to affiliates
Management fees	5,807
Distribution and service fees	163
Other	298
Other payables and accrued expenses	27,995
Total liabilities	41,805

Net assets
Capital paid-in	7,851,848
Accumulated net realized loss on investments	(4,746,401)
Net unrealized appreciation of investments	451,857
Net assets	$3,557,304

Net asset value per share
Based on net asset values and shares outstanding --
the Fund has an unlimited number of shares
authorized with no par value
Class A ($3,347,329 ÷ 370,356 shares)	$9.04
Class B ($173,059 ÷ 19,205 shares)	$9.01
Class C ($35,893 ÷ 3,983 shares)	$9.01
Class I ($1,023 ÷ 113 shares)	$9.05

Maximum offering price per share
Class A1 ($9.04 ÷ 95%)	$9.52

[1]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements.

13

F I N A N C I A L S TAT E M E N T S

OPERATIONS

For the year ended October 31, 2005

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income
Dividends (net of foreign withholding taxes of $303)	$27,076
Interest	2,672
Total investment income	29,748

Expenses
Investment management fees	33,831
Class A distribution and service fees	9,079
Class B distribution and service fees	211
Class C distribution and service fees	46
Class A, B and C transfer agent fees	23,223
Professional fees	66,950
Registration and filing fees	62,541
Miscellaneous	13,850
Custodian fees	10,182
Printing	7,772
Accounting and legal services fees	310
Trustees’ fees	47
Total expenses	228,042
Less expense reductions	(71,975)
Net expenses	156,067
Net investment loss	(126,319)

Realized and unrealized gain (loss)
Net realized gain on investments	549,414
Change in net unrealized appreciation
(depreciation) of investments	(207,725)
Net realized and unrealized gain	341,689
Increase in net assets from operations	$215,370

See notes to financial statements.

14

F I N A N C I A L S TAT E M E N T S

CHANGES IN NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund’s net assets
has changed
during the last
two periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.

	Year	Year
	ended	ended
	10-31-04	10-31-05

Increase (decrease) in net assets
From operations
Net investment loss	($126,037)	($126,319)
Net realized gain	267,392	549,414
Change in net unrealized
appreciation (depreciation)	(125,364)	(207,725)
Increase in net assets
resulting from operations	15,991	215,370
From Fund share transactions	(585,538)	(15,338)

Net assets
Beginning of period	3,926,819	3,357,272
End of period	$3,357,272	$3,557,304

See notes to financial statements.

15

F I N A N C I A L H I G H L I G H T S

FINANCIAL HIGHLIGHTS

CLASS A SHARES The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

Period ended	10-31-01[1]	10-31-02[1]	10-31-03[1]	10-31-04[1]	10-31-05[2]

Per share operating performance
Net asset value,
beginning of period	$15.25	$8.46	$6.32	$8.42	$8.47
Net investment loss[3]	(0.14)	(0.21)	(0.19)	(0.30)	(0.33)
Net realized and unrealized
gain (loss) on investments	(6.35)	(1.93)	2.29	0.35	0.90
Total from
investment operations	(6.49)	(2.14)	2.10	0.05	0.57
Less distributions
From net investment income	(0.19)	--	--	--	--
From net realized gain	(0.11)	--	--	--	--
	(0.30)	--	--	--	--
Net asset value, end of period	$8.46	$6.32	$8.42	$8.47	$9.04
Total return[4,5] (%)	(43.25)[6]	(25.30)	33.23	0.59	6.73

Ratios and supplemental data
Net assets, end of period
(in millions)	$6	$3	$4	$3	$3
Ratio of expenses
to average net assets (%)	2.00	3.27	3.19	4.13	4.62
Ratio of adjusted expenses
to average net assets[7] (%)	3.98	4.38	4.02	4.13	6.71
Ratio of net investment loss
to average net assets (%)	(1.37)	(2.66)	(2.63)	(3.56)	(3.74)
Portfolio turnover (%)	51	73	109	54	59

See notes to financial statements.

16

F I N A N C I A L H I G H L I G H T S

CLASS B SHARES

Period ended	10-31-05[8]

Per share operating performance
Net asset value,
beginning of period	$8.84
Net investment loss[3]	(0.06)
Net realized and unrealized
gain on investments	0.23
Total from
investment operations	0.17
Net asset value, end of period	$9.01
Total return[4,5] (%)	1.92[9]

Ratios and supplemental data
Net assets, end of period
(in millions)	--[10]
Ratio of expenses
to average net assets (%)	2.50[11]
Ratio of adjusted expenses
to average net assets[7] (%)	8.31[11]
Ratio of net investment loss
to average net assets (%)	(1.81)[11]
Portfolio turnover (%)	59

See notes to financial statements.

17

F I N A N C I A L H I G H L I G H T S

CLASS C SHARES

Period ended	10-31-05[8]

Per share operating performance
Net asset value,
beginning of period	$8.84
Net investment loss[3]	(0.06)
Net realized and unrealized
gain on investments	0.23
Total from
investment operations	0.17
Net asset value, end of period	$9.01
Total return[4,5] (%)	1.92[9]

Ratios and supplemental data
Net assets, end of period
(in millions)	--[10]
Ratio of expenses
to average net assets (%)	2.50[11]
Ratio of adjusted expenses
to average net assets[7] (%)	8.31[11]
Ratio of net investment loss
to average net assets (%)	(2.02)[11]
Portfolio turnover (%)	59

See notes to financial statements.

18

F I N A N C I A L H I G H L I G H T S

CLASS I SHARES

Period ended	10-31-05[8]

Per share operating performance
Net asset value,
beginning of period	$8.84
Net investment loss[3]	(0.01)
Net realized and unrealized
gain on investments	0.22
Total from
investment operations	0.21
Net asset value, end of period	$9.05
Total return[4,5] (%)	2.38[9]

Ratios and supplemental data
Net assets, end of period
(in millions)	--[10]
Ratio of expenses
to average net assets (%)	1.29[11]
Ratio of adjusted expenses
to average net assets[7] (%)	7.10[11]
Ratio of net investment loss
to average net assets (%)	(0.46)[11]
Portfolio turnover (%)	59

[1]	Audited by previous Auditor.

[2]	Effective 6-18-05, shareholders of the former Light Revolution Fund became owners of an equal number of full and fractional Class A shares of the John Hancock Technology Leaders Fund. Additionally, the accounting and performance history of the Light Revolution Fund was redesignated as that of Class A of John Hancock Technology Leaders Fund.

[3]	Based on the average of the shares outstanding.

[4]	Assumes dividend reinvestment and does not reflect the effect of sales charges.

[5]	Total returns would have been lower had certain expenses not been reduced during the periods shown.

[6]	The total return calculation does not reflect the maximum sales charge discounted 2-08-02 of 4.75%.

[7]	Does not take into consideration expense reductions during the periods shown.

[8]	Class B, Class C and Class I shares began operations on 6-20-05.

[9]	Not annualized.

[10]	Less than $500,000.

[11]	Annualized.

See notes to financial statements.

19

NOTES TO STATEMENTS

Note A
Accounting policies

John Hancock Technology Leaders Fund (the “Fund”) is a diversified series of John Hancock Equity Trust, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to achieve long-term growth of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is the accounting and performance successor to Light Revolution Fund (the “Predecessor Fund”), a diversified open-end management investment company organized as a Maryland corporation. On June 17, 2005, the Fund acquired substantially all the assets and assumed the liabilities of the Predecessor Fund pursuant to an agreement and plan of reorganization, in exchange for Class A shares of the Fund.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or if quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in “Foreign currency translation” below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., may

20

participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency
translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 4:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctua-tions are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifi-able to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended October 31, 2005.

21

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At October 31, 2005, the Fund loaned securities having a market value of $7,394 collateralized by cash in the amount of $7,542. The cash collateral was invested in a short-term instrument. Securities lending expenses, if any, are paid by the Fund to the Adviser.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $4,641,491 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: October 31, 2009 -- $925,651, October 31, 2010 --$3,278,640 and October 31, 2011 -- $437,200.

Dividends, interest
and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. There were no distributions during the years ended October 31, 2004 and October 31, 2005. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of October 31, 2005 there were no distributable earnings on a tax basis.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a daily management fee to the Adviser, at an annual rate of 1.00% of the Fund’s average daily net asset value. Prior to June 18, 2005, the Predecessor Fund paid a monthly management fee to its investment adviser, Light Index Investment Company, at an annual rate of 1.00% of the Predecessor Fund’s average daily net assets.

The Adviser has agreed to limit the Fund’s total expenses, excluding distribution and service fees and transfer agent fees, to 1.25%

22

of the Fund’s average daily net asset value, on an annual basis, and total operating expenses of Class A, Class B, Class C and Class I shares to 1.80%, 2.50%, 2.50% and 1.30% of each respective class’s average daily net asset value, at least until June 19, 2006. This limitation became effective on June 20, 2005. Accordingly, the expense reductions related to this total expense limitation amounted to $71,975 for the year ended October 31, 2005. The Adviser reserves the right to terminate these limitations in the future.

The Fund has Distribution Plans with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances. Prior to June 17, 2005, Quasar Distributors, LLC, served as the Predecessor Fund’s principal underwriter and was compensated at an annual rate of 0.25% of the Predecessor Fund’s average daily net asset value.

Class A shares are assessed up-front sales charges. During the year ended October 31, 2005, JH Funds received net up-front sales charges of $702 with regard to sales of Class A shares. Of this amount, $106 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $596 was paid as sales commissions to unrelated broker-dealers and none paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (“JHLICo”), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended October 31, 2005, JH Funds received no CDSCs with regard to Class B shares and Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of JHLICo. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares the Fund pays a monthly transfer agent fee at a total annual rate of 0.05% of Class I average daily net asset value. The Adviser has agreed to limit transfer agent fees on Class A, Class B and Class C shares to 0.25% of each class’s average daily net asset value, at least until June 19, 2006.

23

Signature Services has also agreed to voluntarily reduce the Fund’s asset-based portion of the transfer agent fee if the total transfer agent fee exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by 0.05% . There were no transfer agent fee reductions during the year ended October 31, 2005. Signature Services reserves the right to terminate this limitation at any time. Prior to June 17, 2005, Mutual Shareholder Services served as the Predecessor Fund’s transfer agent and fund accountant.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year amounted to $310. The Fund also paid the Adviser the amount of $747 for certain publishing services, included in the printing fees. The Fund also paid the amount of $50 to JHLICo for certain compliance costs, included in the miscellaneous expenses.

The Adviser and other subsidiaries of JHLICo owned 113 Class I shares of benefi-cial interest of the Fund on October 31, 2005.

Mr. James R. Boyle is an officer of certain affiliates of the Adviser, as well as affili-ated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of other unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

24

Note C
Fund share transactions

This listing illustrates the number of Fund shares sold and repurchased during the last two years, along with the corresponding dollar value.

	Year ended 10-31-04		Year ended 10-31-05
	Shares	Amount	Shares	Amount

Class A shares
Sold	4,058	$32,893	21,880	$197,339
Repurchased	(74,253)	(618,431)	(47,794)	(424,498)
Net decrease	(70,195)	($585,538)	(25,914)	($227,159)

Class B shares[1]
Sold	--	--	24,986	$226,995
Repurchased	--	--	(5,781)	(52,223)
Net increase	--	--	19,205	$174,772

Class C shares[1]
Sold	--	--	3,983	$36,049
Repurchased	--	--	--	--
Net increase	--	--	3,983	$36,049

Class I shares[1]
Sold	--	--	113	$1,000
Repurchased	--	--	--	--
Net increase	--	--	113	$1,000

Net decrease			(2,613)	($15,338)

[1]	Class B, Class C and Class I shares began operations on 6-20-05.

Note D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended October 31, 2005, aggregated $1,916,633 and $2,126,633, respectively.

The cost of investments owned on October 31, 2005, including short-term investments, for federal income tax purposes, was $3,215,739. Gross unrealized appreciation and depreciation of investments aggregated $530,514 and $183,567, respectively, resulting in net unrealized appreciation of $346,947. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

Note E
Reclassification
of accounts

During the year ended October 31, 2005, the Fund reclassified amounts to reflect a decrease in accumulated net investment loss of $126,319 and a decrease in capital paid-in of $126,319. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of October 31, 2005. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus

25

accounting principles generally accepted in the United States of America, book and tax differences in accounting for net operating losses. The calculation of net investment loss per share in the Fund’s Financial Highlights excludes these adjustments.

Note F
Acquisition

On June 17, 2005, the Fund acquired substantially all of the assets and liabilities of the Predecessor Fund in exchange solely for Class A shares of the Fund. The acquisition was accounted for as tax-free exchange of 368,620 Class A shares of the Fund for the net assets of the Predecessor Fund, which amounted to $3,257,918, including $412,456 of unrealized appreciation, after the close of business on June 17, 2005. Accounting and performance history of the Predecessor Fund was redesignated as that of Class A of John Hancock Technology Leaders Fund.

26

AUDITORS’ REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of John Hancock Technology Leaders Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Technology Leaders Fund (the “Fund”) at October 31, 2005, the results of its operations, the changes in its net assets and the financial highlights for the periods, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these finan-cial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and sig-nificant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.The statement of changes in net assets of the Fund for the year ended October 31, 2004, and the financial highlights for each of the four years ended on or before October 31, 2004 were audited by other independent registered public accounting firms, whose report dated December 23, 2004 expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP Boston, Massachusetts December 14, 2005

27

TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended October 31, 2005.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2005.

Shareholders will be mailed a 2005 U.S. Treasury Department Form 1099-DIV in January 2006. This will reflect the total of all distributions that are taxable for calendar year 2005.

28

Board Consideration
of Investment
Advisory Agreement:
John Hancock
Technology Leaders
Fund

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees (the “Board”) of John Hancock Equity Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), initially to review and approve the investment advisory agreement (the “Advisory Agreement”) with John Hancock Advisers, LLC (the “Adviser”) for the John Hancock Technology Leaders Fund (the “Fund”).

At meetings held on March 8, 2005, the Board, including the Independent Trustees, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Agreement. During such meeting, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel. In evaluating the Advisory Agreement, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including but not limited to the following: (i) advisory and other fees incurred by, and the expense ratios of, a group of comparable funds selected by the Adviser and the proposed fee and estimated expense ratio of the Fund and (ii) the advisory fees of comparable portfolios of other clients of the Adviser. The Independent Trustees also consider information that was provided in connection with the Trustees annual review of the advisory agreement for other funds managed by the Adviser including (i) the Adviser’s financial results and condition, (ii) the background and experience of senior management and investment professionals, (iii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates to other series of the Trust and (iv) the Adviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the Fund’s Code of Ethics and the structure and responsibilities of the Adviser’s compliance department.

Nature, extent and quality
of services

The Board considered the ability of the Adviser, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser. In addition, the Board took into account the administrative services to be provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those references below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser were sufficient to support approval of the Advisory Agreement.

Investment advisory fee
rates and expenses

The Board reviewed and considered the contractual investment advisory rate to be payable by the Fund to the Adviser for investment advisory services (the “Advisory Agreement Rate”). The Board received and considered information comparing the Advisory Agreement Rate with the average fee paid by a group of similar funds selected by the Adviser. The Board noted that the Advisory Agreement Rate was consistent with the average advisory fee rate for these similar funds. The Board concluded that the Advisory Agreement Rate was reasonable in relation to the services to be provided.

29

The Board received and considered information regarding the Fund’s estimated total operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees. The Board also considered comparisons of these expenses to the expenses information for the similar funds. The Board noted that the total operating expense ratio of the Fund was projected to be lower than that of the peer group of funds. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s projected overall expense ratio supported the approval of the Advisory Agreement.

Information about
services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser to its other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate was not unreasonable, taking into account fee rates offered to others by the Adviser and giving effect to differences in services covered by such fee rates.

Other benefits to
the Adviser

The Board received information regarding potential “fall-out” or ancillary bene-fits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other finan-cial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s and the Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Factors not considered
relevant at this time

In light of the fact that the Fund has not yet commenced normal operations, the Trustees noted that certain factors, such as investment performance, economics of scale and profitability, that will be relevant when the Trustee considers continuing the Advisory Agreement, are not germane to its initial approval.

Other factors and
broader review

The Board regularly reviews and assesses the quality of the services that the other funds managed by the Adviser receive throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment offi-cers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the Advisory Agreement for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the Advisory Agreement.

30

TRUSTEES & OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Ronald R. Dion, Born: 1946	2005	53
Independent Chairman (since 2005); Chairman and Chief Executive Officer,
R.M. Bradley & Co., Inc.; Director, The New England Council and Massachusetts
Roundtable; Trustee, North Shore Medical Center; Director, Boston Stock
Exchange; Director, BJ’s Wholesale Club, Inc. and a corporator of the Eastern
Bank; Trustee, Emmanuel College; Director, Boston Municipal Research Bureau;
Member of the Advisory Board, Carroll Graduate School of Management at
Boston College.

James F. Carlin, Born: 1940	2005	53
Director and Treasurer, Alpha Analytical Inc. (analytical laboratory) (since 1985);
Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995);
Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc.
(since 1996); Director and Treasurer, Rizzo Associates (engineering) (until 2000);
Chairman and CEO, Carlin Consolidated, Inc. (management/investments) (since
1987); Director and Partner, Proctor Carlin & Co., Inc. (until 1999); Trustee,
Massachusetts Health and Education Tax Exempt Trust (since 1993); Director of the following: Uno Restaurant Corp. (until 2001), Arbella Mutual (insurance)
(until 2000), HealthPlan Services, Inc. (until 1999), Flagship Healthcare, Inc. (until
1999), Carlin Insurance Agency, Inc. (until 1999); Chairman, Massachusetts
Board of Higher Education (until 1999).

Richard P. Chapman, Jr.,[2] Born: 1935	2005	53
President and Chief Executive Officer, Brookline Bancorp Inc. (lending)
(since 1972); Director, Lumber Insurance Co. (insurance) (until 2000);
Chairman and Director, Northeast Retirement Services, Inc. (retirement administration) (since 1998).

William H. Cunningham, Born: 1944	2005	143
Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and CEO, IBT Technologies
(until 2001); Director of the following: The University of Texas Investment
Management Company (until 2000), Hire.com (until 2004), STC Broadcasting,
Inc. and Sunrise Television Corp. (electronic manufacturing) (until 2001),
Symtx, Inc. (electronic manufacturing) (since 2001), Adorno/Rogers Technology,
Inc. (until 2004), Pinnacle Foods Corporation (until 2003), rateGenius (Internet

31

Independent Trustees (continued)

Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

William H. Cunningham, Born: 1944 (continued)	2005	143
service) (until 2003), Jefferson-Pilot Corporation (diversified life insurance company) (since 1985), New Century Equity Holdings (formerly Billing Concepts)
(until 2001), eCertain (until 2001), ClassMap.com (until 2001), Agile Ventures
(until 2001), LBJ Foundation (until 2000), Golfsmith International, Inc.
(until 2000), Metamor Worldwide (until 2000), AskRed.com (until 2001),
Southwest Airlines (since 2000) and Introgen (since 2000); Advisory Director,
Q Investments (until 2003); Advisory Director, Chase Bank (formerly Texas
Commerce Bank - Austin) (since 1988), LIN Television (since 2002), WilTel
Communications (until 2003) and Hayes Lemmerz International, Inc.
(diversified automotive parts supply company) (since 2003).

Charles L. Ladner,[2] Born: 1938	2005	143
Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003);
Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and Director for AmeriGas, Inc.
(retired 1998); Director of AmeriGas Partners, L.P. (until 1997) (gas distribution);
Director, EnergyNorth, Inc. (until 1995); Director, Parks and History Association
(since 2001).

John A. Moore,[2] Born: 1939	2005	53
President and Chief Executive Officer, Institute for Evaluating Health Risks,
(nonprofit institution) (until 2001); Chief Scientist, Sciences International (health research) (until 2003); Principal, Hollyhouse (consulting) (since 2000); Director,
CIIT (nonprofit research) (since 2002).

Patti McGill Peterson,[2] Born: 1943	2005	53
Executive Director, Council for International Exchange of Scholars and Vice
President, Institute of International Education (since 1998); Senior Fellow, Cornell
Institute of Public Affairs, Cornell University (until 1998); Former President of
Wells College and St. Lawrence University; Director, Niagara Mohawk Power
Corporation (until 2003); Director, Ford Foundation, International Fellowships
Program (since 2002); Director, Lois Roth Endowment (since 2002); Director,
Council for International Educational Exchange (since 2003).

Steven R. Pruchansky, Born: 1944	2005	53
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc.
(since 2000); Director and President, Greenscapes of Southwest Florida, Inc.
(until 2000); Managing Director, JonJames, LLC (real estate) (since 2001);
Director, First Signature Bank & Trust Company (until 1991); Director, Mast
Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991).

32

Non-Independent Trustee3

Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2005	237
President, John Hancock Annuities; Executive Vice President, John Hancock
Life Insurance Company (since June, 2004); Chairman and Director, John
Hancock Advisers, LLC (the “Adviser”); John Hancock Funds, LLC (“John
Hancock Funds”) and The Berkeley Financial Group, LLC (“The Berkeley
Group”) (holding company) (since 2005); President U.S. Annuities; Senior
Vice President, The Manufacturers Life Insurance Company (U.S.A.) (prior to 2004).

Principal officers who are not Trustees

Name, age
Position(s) held with Fund	Officer
Principal occupation(s) and	of Fund
directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2005
President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director,
President and Chief Executive Officer, the Adviser and The Berkeley Group;
Director, President and Chief Executive Officer, John Hancock Funds; Director,
President and Chief Executive Officer, Sovereign Asset Management LLC
(“Sovereign”); Director, John Hancock Signature Services, Inc.; President, John
Hancock Trust; Chairman and President, NM Capital Management, Inc. (NM
Capital) (since 2005); Chairman, Investment Company Institute Sales Force
Marketing Committee (since 2003); Executive Vice President, John Hancock
Funds (until 2005).

William H. King, Born: 1952	2005
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer
of each of the John Hancock funds advised by the Adviser; Assistant Treasurer of each of the John Hancock funds (until 2001).

Francis V. Knox, Jr., Born: 1947	2005
Vice President and Chief Compliance Officer
Vice President and Chief Compliance Officer for John Hancock Investment
Company, John Hancock Life Insurance Company (U.S.A.), John Hancock Life
Insurance Company and John Hancock Funds (since 2005); Fidelity Investments -
Vice President and Assistant Treasurer, Fidelity Group of Funds (until 2004);
Fidelity Investments - Vice President and Ethics & Compliance Officer (until 2001).

John G. Vrysen, Born: 1955	2005
Executive Vice President and Chief Financial Officer; Director, the Adviser,
The Berkeley Group and John Hancock Funds.
Executive Vice President and Chief Financial Officer, the Adviser, Sovereign,
The Berkeley Group and John Hancock Funds (since 2005); Vice President and
General Manager, Fixed Annuities, U.S. Wealth Management (until 2005); Vice
President, Operations, Manulife Wood Logan (July 2000 thru September 2004).

33

Notes to Trustees and Officers pages

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the
Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

[1]	Each Trustee serves until resignation, retirement age or until his or her successor is elected.

[2]	Member of Audit Committee.

[3]	Non-independent Trustees hold positions with the Fund’s investment adviser, underwriter and certain other affiliates.

34

OUR FAMILY OF FUNDS

Equity	Balanced Fund
Classic Value Fund
Core Equity Fund
Focused Equity Fund
Growth Trends Fund
International Fund
Large Cap Equity Fund
Large Cap Growth Fund
Large Cap Select Fund
Mid Cap Growth Fund
Multi Cap Growth Fund
Small Cap Equity Fund
Small Cap Growth Fund
Sovereign Investors Fund
U.S. Global Leaders Growth Fund

Asset Allocation and	Allocation Growth + Value Portfolio
Lifestyle Portfolios	Allocation Core Portfolio
Lifestyle Aggressive Portfolio
Lifestyle Growth Portfolio
Lifestyle Balanced Portfolio
Lifestyle Moderate Portfolio
Lifestyle Conservative Portfolio

Sector	Biotechnology Fund
Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund

Income	Bond Fund
Government Income Fund
High Yield Fund
Investment Grade Bond Fund
Strategic Income Fund

Tax-Free Income	California Tax-Free Income Fund
High Yield Municipal Bond Fund
Massachusetts Tax-Free Income Fund
New York Tax-Free Income Fund
Tax-Free Bond Fund

Money Market	Money Market Fund
U.S. Government Cash Reserve

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

35

ELECTRONIC DELIVERY

Now available from John Hancock Funds

Instead of sending annual and semiannual reports and prospectuses through the U.S. mail, we’ll notify you by e-mail when these documents are available for online viewing.

How does electronic delivery benefit you?

*	No more waiting for the mail to arrive; you’ll receive an
e-mail notification as soon as the document is ready for
online viewing.

*	Reduces the amount of paper mail you receive from
John Hancock Funds.

*	Reduces costs associated with printing and mailing.

Sign up for electronic delivery today at www.jhfunds.com/edelivery

36

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Advisers, LLC	The Bank of New York	Wilmer Cutler Pickering
601 Congress Street	One Wall Street	Hale and Dorr LLP
Boston, MA 02210-2805	New York, NY 10286	60 State Street
Boston, MA 02109-1803
Principal distributor	Transfer agent
John Hancock Funds, LLC	John Hancock Signature	Independent registered
601 Congress Street	Services, Inc.	public accounting firm
Boston, MA 02210-2805	1 John Hancock Way,	PricewaterhouseCoopers LLP
	Suite 1000	125 High Street
	Boston, MA 02217-1000	Boston, MA 02110

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	24-hour automated information	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

37

1-800-225-5291 1-800-554-6713 (TDD) 1-800-338-8080 EASI-Line www.jhfunds. com

Now available: electronic delivery www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock Technology Leaders Fund.

0600A 10/05 12/05

JOHN HANCOCK

Growth Trends Fund

10.31.2005 Annual Report

John Hancock

JOHN HANCOCK FUNDS

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 15

Trustees & officers
page 33

For more information
page 37

To Our Shareholders,

I am pleased to be writing to you as the new President and Chief Executive Officer of John Hancock Funds, LLC, following the departure of James A. Shepherdson to pursue other opportunities. In addition, on July 25, 2005, your fund’s Board of Trustees appointed me to the roles of Trustee, President and Chief Executive Officer of your fund.

As a means of introduction, I have been involved in the mutual fund industry since 1985. I have been with John Hancock Funds for the last 15 years, most recently as executive vice president of retail sales and marketing and a member of the company’s executive and investment committees. In my former capacity, I was responsible for all aspects of the distribution and marketing of John Hancock Funds’ open-end and closed-end mutual funds. Outside of John Hancock, I have served as Chairman of the Investment Company Institute (ICI) Sales Force Marketing Committee since September of 2003.

It is an exciting time to be at John Hancock Funds, and I am grateful for the opportunity to lead and shape its further growth. With the acquisition of John Hancock by Manulife Financial Corporation in April 2004, we are receiving broad support toward the goal of providing our shareholders with excellent investment opportunities and a more complete lineup of choices for the discerning investor.

For one example, we have recently added five “Lifestyle Portfolio” funds-of-funds that blend multiple fund offerings from internal and external money managers to create a broadly diversified asset allocation portfolio. Look for more information about these exciting additions to the John Hancock family of funds in the near future.

Although there has been a change in executive-level management, rest assured that the one thing that never wavers is John Hancock Funds’ commitment to placing the needs of shareholders above all else. We are all dedicated to the task of working with you and your financial advisors to help you reach your long-term financial goals.

Sincerely,

Keith F. Hartstein, President and Chief Executive Officer

This commentary reflects the CEO’s views as of October 31, 2005. They are subject to change at any time.

YOUR FUND AT A GLANCE

The Fund seeks
long-term growth of
capital by investing
approximately one
third of its assets in
equity securities of
U.S. and foreign
companies in each
of the following
sectors: financial
services, health care
and technology.

Over the last twelve months

  The stock market advanced choppily in the face of rising oil prices and interest rates.
  All three of the Fund’s sectors gained ground, with health care the best, followed by financials and then technology.
  Because of the Fund’s sector mandate, it was unable to participate in the good results in the industrial and energy sectors.

Total returns for the Fund are at net asset value with all distributions reinvested.
These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

Top holdings
Financial Services		Health Care
				Technology
8.3%	State Street Corp.	5.9%	Gilead Sciences, Inc.
7.8%	American International	5.7%	Shire Pharmaceutical	12.7%	Microsoft Corp.
	Group, Inc.		Group PLC	11.2%	IBM Corp.
7.6%	Citigroup, Inc.	5.2%	Amgen, Inc.	9.5%	Cisco Systems, Inc.
6.8%	Wachovia Corp.	5.1%	Abbott Laboratories	6.6%	Applied Materials, Inc.
6.2%	American Express Co.	5.0%	Medtronic, Inc.	6.4%	Intel Corp.

As a percentage of Financial Services, Health Care and Technology net assets, respectively, on October 31, 2005.

1

MANAGERS’ REPORT

JOHN HANCOCK

Growth Trends Fund

The stock market posted solid gains during the 12 months ended October 31, 2005, despite record-high oil prices, rising interest rates and mixed news on the economy. In this period, the Standard & Poor’s 500 Index returned 8.72% . Against that backdrop, John Hancock Growth Trends Fund’s Class A, Class B and Class C shares posted total returns of 10.58%, 9.98% and 9.98%, respectively, at net asset value. That compared with the 10.50% return  of the average multi-cap core fund, according to Lipper, Inc.1 The Fund’s three sectors each produced positive results and the Fund outperformed the broad market. However, the Fund lagged its Lipper peer group average because our mandate to invest one third of the Fund’s assets in each of three sectors -- health care, technology and financials -- prevented us from participating in the stronger-performing energy and utilities sectors, two segments that dominated the market’s gains during the year.

FINANCIALS By James K. Schmidt, CFA

Financial stocks as a group kept pace with the broad market, as the Standard & Poor’s 500 Financial Index returned 8.99% . The gains were based primarily on the strength of the investment bankers, asset managers and trust and custody banks. They benefited from the resilient markets that were fertile ground for increased merger and acquisitions activity and debt and equity issuance.

“Financial stocks as a group kept pace with the broad market...”

Early in the period, we began positioning the financial portfolio to benefit from better capital-markets activity. We reduced our stake in traditional banks, believing that their valuations were stretched after a long run up and that the interest rate environment was increasingly challenging. We also increased our exposure to capital-markets companies. Our strategy paid off, as our overweightings in asset managers, custodian banks and investment banking and underweight in regional banks were some of the biggest contributors to Fund performance. Top on our performer list were trust banks State

2

Street Corp. and Northern Trust Corp., asset manager Legg Mason, Inc. and investment bankers Lehman Brothers Holdings, Inc. and Goldman Sachs Group, Inc. They benefited from a resurgence in merger and acquisitions activity that began late last year, and an unexpected surge in equity and debt issuance in the summer.

Having an underweighted stake in banks, especially the smaller regional banks, was an added plus, as they were the sector laggards, struggling with margin compression from rising rates, and tougher revenue growth. What’s more, bank merger activity dried up. Several of the financial portfolio’s worst detractors in this category were banks that reported sizeable shortfalls in interest revenues and missed their targets for quarterly earnings, such as bellwether bank Fifth Third Bancorp. Another laggard was mortgage company Fannie Mae, whose accounting woes kept it in the headlines. We sold both stocks. We were also held back by underweightings in the good-performing life and health insurance companies and real estate investment trusts.

We remain cautiously optimistic about the prospects for financial stocks. Given the flat yield curve environment, continued high energy costs and fears that credit quality will disintegrate, the short-term outlook could be muted. That said, financial stocks typically outperform once the Fed stops raising rates.

HEALTH CARE By Robert C. Junkin, CPA

Health care stocks substantially outpaced the broader stock market, as worries about a potentially slowing economy helped prompt nervous investors to seek haven in the group. They were also the biggest contributors to Fund performance. The health care portion of the Fund benefited from sidestepping many of the beleaguered large U.S. pharmaceutical companies, as well as good stock selection in many of the segments that make up the health care sector. For example, our preference for foreign and “specialty” pharmaceutical companies worked in our favor with holdings such as Swiss drug maker Roche Holding, generic drug and respiratory treatment maker IVAX Corp. and eye treatment company Alcon, Inc. all delivering strong returns for the Fund.

“Health care stocks substantially outpaced the broader stock market...”

3

Sector
distribution[2]

Health care -- 33%

Financials -- 33%

Information
technology -- 28%

A number of biotech holdings also turned out to be some of our best performers, including Genentech, Inc., which reported strong profit and revenue growth as sales of its cancer drugs increased. Celegene Corp.’s stock price rose in response to strong sales of its drug Thalomid, which is approved to treat leprosy, but is most often used as a cancer treatment. However, the biotech group also was the source of some of our biggest disappointments. We trimmed our holdings in laggard Boston Scientific partly in response to a heightened competitive environment for its market-leading drug-eluting stent. Biogen Idec suffered losses on news the company was suspending sales of a previously well-received drug for multiple sclerosis and we sold it.

In our view, the aging of the global population, coupled with new product and service innovation, support our bullish outlook for the health care sector over the longer term. A slower economy could also benefit health care stocks to the extent that investors seek out investments that traditionally have proved defensive.

TECHNOLOGY By Anurag Pandit, CFA

Technology stocks posted relatively decent gains during the period, although they lagged the better-performing health care sector. Many of our software holdings, which were viewed as more resilient in a potentially slowing economy, were among our best performers. Two of our biggest winners were Digital Insight Corp., a provider of online banking applications and services, and Cadence Design Systems, Inc., a provider of software used to design semiconductors, circuit boards and systems for consumer electronics, networking and telecommunications equipment. In contrast, our holdings in Macrovision Corp., which makes software

4

to prevent copying movies and digital programming, lost ground in response to slowing DVD sales.

We also saw good gains from some hardware investments, leading with Motorola, Inc. It posted surprisingly good financial results on strength of sales of its cell phones, and was further boosted by its decision to spin off its semiconductor business. Hewlett-Packard Co. rebounded from doubts about its ability to remain competitive, while Texas Instruments, Inc., the leading provider of cellular handset integrated circuit solutions, benefited from robust world-wide sales of cell phones. That said, printer-maker Lexmark’s profits and stock price declined significantly in response to intensely competitive conditions and pricing pressure from Dell, one of the company’s key customers.

“Technology stocks posted relatively decent gains during the period...”

We’re bullish about technology stocks in the coming year. The 2006 introduction of Microsoft’s Vista operating system should prompt consumers and businesses alike to make hardware and software upgrades, while ongoing adoption of various consumer digital technologies is likely to drive strong demand for certain products.

This commentary reflects the views of the managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions.
As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.
Sector investing is subject to greater risks than the market as a whole.
[1] Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.
2 As a percentage of net assets on October 31, 2005.

5

A LOOK AT PERFORMANCE

For the period ended October 31, 2005

	Class A	Class B	Class C
Inception date	9-22-00	9-22-00	9-22-00

Average annual returns with maximum sales charge (POP)
One year	5.03%	4.98%	8.98%

Five years	-8.96	-9.04	-8.68

Since inception	-9.62	-9.52	-9.34

Cumulative total returns with maximum sales charge (POP)
One year	5.03	4.98	8.98

Five years	-37.44	-37.75	-36.48

Since inception	-40.35	-40.01	-39.40

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

6

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Standard & Poor’s 500 Index.

	Class B	Class C1
Period beginning	9-22-00	9-22-00

Without sales charge	$6,060	$6,060

With maximum sales charge	5,999	6,060

Index	9,048	9,048

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of October 31, 2005. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

7

YOUR EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

*  Transaction costs which include sales charges (loads) on
   purchases or redemptions (varies by share class), minimum
   account fee charge, etc.

*  Ongoing operating expenses including management
   fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on April 30, 2005, with the same investment held until October 31, 2005.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 4-30-05	on 10-31-05	ended 10-31-05[1]

Class A	$1,107.80	$8.75
Class B	1,105.80	12.42
Class C	1,105.80	12.42

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2005 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on April 30, 2005, with the same investment held until October 31, 2005. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 4-30-05	on 10-31-05	ended 10-31-05[1]

Class A	$1,016.90	$8.37
Class B	1,013.40	11.88
Class C	1,013.40	11.88

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.65%, 2.35% and 2.35% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

9

F I N A N C I A L S TAT E M E N T S

FUND’S INVESTMENTS

Securities owned by the Fund on October 31, 2005

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 94.38%		$127,211,637
(Cost $102,678,622)
Application Software 3.04%		4,097,854

Cadence Design Systems, Inc. (I)(L)	112,600	1,799,348

Epicor Software Corp. (I)	37,100	455,588

Hyperion Solutions Corp. (I)	14,800	715,728

Intuit, Inc. (I)	15,500	711,915

Quest Software, Inc. (I)	24,950	347,055

Synopsys, Inc. (I)	3,600	68,220
Asset Management & Custody Banks 7.55%		10,169,610

Bank of New York Co., Inc. (The)	85,000	2,659,650

Franklin Resources, Inc.	9,000	795,330

Legg Mason, Inc.	21,550	2,312,530

Northern Trust Corp.	10,000	536,000

State Street Corp. (L)	70,000	3,866,100
Biotechnology 9.70%		13,077,382

Abgenix, Inc. (I)	100,000	1,040,000

Amgen, Inc. (I)	34,700	2,628,872

Celgene Corp. (I)	15,000	841,500

Genentech, Inc. (I)	25,000	2,265,000

Gilead Sciences, Inc. (I)	63,000	2,976,750

Neurocrine Biosciences, Inc. (I)	43,000	2,271,260

OSI Pharmaceuticals, Inc. (I)	26,000	605,800

Telik, Inc. (I)	30,000	448,200
Communications Equipment 6.63%		8,933,442

Cisco Systems, Inc. (I)	205,450	3,585,102

Lucent Technologies, Inc. (I)(L)	266,550	759,668

Motorola, Inc.	66,509	1,473,839

Nortel Networks Corp. (Canada) (I)(L)	120,650	392,113

See notes to
financial statements.

10

F I N A N C I A L S TAT E M E N T S

Issuer	Shares	Value
Communications Equipment (continued)

QUALCOMM, Inc.	42,150	$1,675,884

Tekelec (I)(L)	76,300	1,046,836
Computer Hardware 4.26%		5,739,574

Hewlett-Packard Co.	52,715	1,478,129

International Business Machines Corp.	52,045	4,261,445
Computer Storage & Peripherals 1.16%		1,557,043

EMC Corp. (I)	111,536	1,557,043
Consumer Finance 2.42%		3,266,968

American Express Co.	58,500	2,911,545

MBNA Corp.	13,900	355,423
Data Processing & Outsourced Services 0.99%		1,328,782

First Data Corp.	32,850	1,328,782
Diversified Banks 5.89%		7,943,068

Bank of America Corp.	52,712	2,305,623

Wachovia Corp.	62,375	3,151,185

Wells Fargo & Co.	41,300	2,486,260
Diversified Financial Services 3.98%		5,364,577

Citigroup, Inc.	77,150	3,531,927

JPMorgan Chase & Co.	32,000	1,171,840

National Financial Partners Corp.	14,610	660,810
Health Care Equipment 4.50%		6,070,367

Biomet, Inc.	17,500	609,525

Hospira, Inc. (I)	38,850	1,548,172

Medtronic, Inc.	45,000	2,549,700

Stryker Corp.	11,000	451,770

Varian Medical Systems, Inc. (I)	20,000	911,200
Health Care Facilities 0.97%		1,303,750

Manor Care, Inc.	35,000	1,303,750
Health Care Services 2.68%		3,610,352

Caremark Rx, Inc. (I)	35,000	1,834,000

Emdeon Corp. (I)	135,000	1,242,000

Onyx Pharmaceuticals, Inc. (I)	20,800	534,352
Health Care Supplies 1.26%		1,701,120

Alcon, Inc. (Switzerland)	12,800	1,701,120
Insurance Brokers 0.55%		742,800

Willis Group Holdings Ltd. (Bermuda)	20,000	742,800

See notes to financial statements.

11

F I N A N C I A L S TAT E M E N T S

Issuer	Shares	Value
Internet Software & Services 1.50%		$2,021,050

Digital Insight Corp. (I)(L)	30,950	923,238

Digital River, Inc. (I)	16,500	462,165

VeriSign, Inc. (I)(L)	26,900	635,647
Investment Banking & Brokerage 3.26%		4,390,101

Goldman Sachs Group, Inc. (The)	16,000	2,021,920

Lehman Brothers Holdings, Inc.	6,000	718,020

Merrill Lynch & Co., Inc.	12,000	776,880

Morgan Stanley	16,050	873,281
Life & Health Insurance 1.26%		1,702,348

AFLAC, Inc.	11,800	563,804

Conseco, Inc. (I)	29,480	598,444

Scottish Re Group Ltd. (Cayman Islands)	22,000	540,100
Managed Health Care 3.33%		4,490,308

Aetna, Inc.	16,000	1,416,960

PacifiCare Health Systems, Inc. (I)	8,300	683,588

WellPoint, Inc. (I)	32,000	2,389,760
Multi-Line Insurance 5.39%		7,264,090

American International Group, Inc.	55,900	3,622,320

Genworth Financial, Inc. (Class A)	44,650	1,414,958

Hartford Financial Services Group, Inc. (The)	5,950	474,512

PartnerRe Ltd. (Bermuda)	27,500	1,752,300
Pharmaceuticals 11.10%		14,965,512

Abbott Laboratories	60,000	2,583,000

Cubist Pharmaceuticals, Inc. (I)	85,000	1,717,850

ImClone Systems, Inc. (I)	14,500	503,150

IVAX Corp. (I)	34,100	973,555

Johnson & Johnson	25,000	1,565,500

MGI Pharma, Inc. (I)	23,000	431,480

Progenics Pharmaceuticals, Inc. (I)	25,000	588,500

Rigel Pharmaceuticals, Inc. (I)	80,000	1,796,000

Roche Holding AG (Switzerland)	13,000	1,939,277

Shire Pharmaceutical Group Plc, American Depositary
Receipt (ADR) (United Kingdom)	80,000	2,867,200
Property & Casualty Insurance 0.92%		1,240,575

Ambac Financial Group, Inc.	17,500	1,240,575
Regional Banks 0.16%		215,160

M&T Bank Corp.	2,000	215,160

See notes to
financial statements.

12

F I N A N C I A L S TAT E M E N T S

Issuer		Shares	Value
Reinsurance 0.49%			$663,503

Max Re Capital Ltd. (Bermuda)		27,750	663,503
Semiconductor Equipment 2.16%			2,909,824

Applied Materials, Inc. (L)		153,200	2,509,416

KLA-Tencor Corp. (I)		8,650	400,408
Semiconductors 4.02%			5,418,533

Intel Corp.		102,750	2,414,625

Power Integrations, Inc. (I)		35,800	755,738

Texas Instruments, Inc.		78,745	2,248,170
Specialized Finance 0.20%			274,380

CIT Group, Inc.		6,000	274,380
Systems Software 4.12%			5,550,935

Macrovision Corp. (I)		39,750	748,890

Microsoft Corp.		186,850	4,802,045
Thrifts & Mortgage Finance 0.89%			1,198,629

Countrywide Financial Corp.		20,000	635,400

Hudson City Bancorp., Inc.		47,570	563,229

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 13.96%			$18,811,433
(Cost $18,811,433)
Joint Repurchase Agreement 5.47%			7,376,000

Investment in a joint repurchase agreement transaction
with Barclays Capital, Inc. -- Dated 10-31-05
due 11-1-05 (secured by U.S. Treasury Inflation
Indexed Notes 0.875% due 4-15-10 and 1.875%
due 7-15-13)	3.94%	$7,376	7,376,000

		Shares
Cash Equivalents 8.49%			11,435,433

AIM Cash Investment Trust (T)		11,435,433	11,435,433

Total investments 108.34%			$146,023,070

Other assets and liabilities, net (8.34%)			($11,245,282)

Total net assets 100.00%			$134,777,788

See notes to financial statements.

13

F I N A N C I A L S TAT E M E N T S

Notes to Schedule of Investments

(I)	Non-income-producing security.

(L)	All or a portion of this security is on loan as of October 31, 2005.

(T)	Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.

14

F I N A N C I A L S TAT E M E N T S

ASSETS AND LIABILITIES

October 31, 2005

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets
Investments at value (cost $121,490,055)
including $11,211,209 of securities loaned	$146,023,070
Cash	1,700
Receivable for investments sold	1,449,288
Receivable for shares sold	26,630
Dividends and interest receivable	72,380
Receivable from affiliates	6,389
Other assets	9,579
Total assets	147,589,036

Liabilities
Payable for investments purchased	810,128
Payable for shares repurchased	218,819
Payable upon return of securities loaned	11,435,433
Payable to affiliates
Management fees	171,743
Distribution and service fees	13,869
Other	67,127
Other payables and accrued expenses	94,129
Total liabilities	12,811,248

Net assets
Capital paid-in	321,682,599
Accumulated net realized loss on investments
and foreign currency transactions	(211,433,537)
Net unrealized appreciation of investments
and translation of assets and liabilities in foreign currencies	24,532,052
Accumulated net investment loss	(3,326)
Net assets	$134,777,788

Net asset value per share
Based on net asset values and shares outstanding --
the Fund has an unlimited number of shares
authorized with no par value
Class A ($46,152,251 ÷ 7,355,632 shares)	$6.27
Class B ($65,818,481 ÷ 10,867,068 shares)	$6.06
Class C ($22,807,056 ÷ 3,765,594 shares)	$6.06

Maximum offering price per share
Class A1 ($6.27 ÷ 95%)	$6.60

[1]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements.

15

F I N A N C I A L S TAT E M E N T S

OPERATIONS

For the year ended October 31, 2005

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income
Dividends (net of foreign withholding taxes of $5,087)	$2,380,200
Interest	147,637
Securities lending	12,970
Total investment income	2,540,807

Expenses
Investment management fees	1,519,047
Class A distribution and service fees	154,349
Class B distribution and service fees	742,770
Class C distribution and service fees	261,779
Transfer agent fees	693,909
Printing	86,946
Custodian fees	66,407
Registration and filing fees	46,061
Accounting and legal services fees	33,830
Professional fees	25,691
Miscellaneous	16,189
Interest	10,241
Trustees’ fees	7,649
Securities lending fees	614
Total expenses	3,665,482
Less expense reductions	(455,868)
Net expenses	3,209,614
Net investment loss	(668,807)

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments	11,846,858
Foreign currency transactions	(458)
Change in net unrealized appreciation (depreciation) of
Investments	3,683,058
Translation of assets and liabilities in foreign currencies	(2,300)
Net realized and unrealized gain	15,527,158
Increase in net assets from operations	$14,858,351

See notes to financial statements.

16

F I N A N C I A L S TAT E M E N T S

CHANGES IN NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund’s net assets
has changed
during the last
two periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.

	Year	Year
	ended	ended
	10-31-04	10-31-05

Increase (decrease) in net assets
From operations
Net investment loss	($2,179,314)	($668,807)
Net realized gain	1,013,874	11,846,400
Change in net unrealized
appreciation (depreciation)	6,287,307	3,680,758
Increase in net assets
resulting from operations	5,121,867	14,858,351
From Fund share transactions	(44,394,938)	(54,072,041)

Net assets
Beginning of period	213,264,549	173,991,478
End of period[1]	$173,991,478	$134,777,788

[1]	Includes accumulated net investment loss of $2,876 and $3,326, respectively.

See notes to financial statements.

17

F I N A N C I A L H I G H L I G H T S

FINANCIAL HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

Period ended	10-31-01	10-31-02	10-31-03	10-31-04	10-31-05

Per share operating performance
Net asset value,
beginning of period	$9.54	$5.87	$4.49	$5.51	$5.67
Net Investment loss[1]	(0.05)	(0.05)	(0.03)	(0.04)	--[2]
Net realized and unrealized
gain (loss) on investments	(3.61)	(1.33)	1.05	0.20	0.60
Total from
investment operations	(3.66)	(1.38)	1.02	0.16	0.60
Less distributions
From net investment income	(0.01)	--	--	--	--
Net asset value, end of period	$5.87	$4.49	$5.51	$5.67	$6.27
Total return[3,4] (%)	(38.37)	(23.51)	22.72	2.90	10.58

Ratios and supplemental data
Net assets, end of period
(in millions)	$99	$65	$69	$58	$46
Ratio of expenses
to average net assets (%)	1.65	1.65	1.65	1.65	1.65
Ratio of adjusted expenses
to average net assets[5] (%)	1.85	1.88	2.02	1.86	1.95
Ratio of net investment income (loss)
to average net assets (%)	(0.70)	(0.91)	(0.64)	(0.62)	0.01
Portfolio turnover (%)	116	68	76	40	27

See notes to financial statements.

18

F I N A N C I A L H I G H L I G H T S

CLASS B SHARES

Period ended	10-31-01	10-31-02	10-31-03	10-31-04	10-31-05

Per share operating performance
Net asset value,
beginning of period	$9.54	$5.83	$4.42	$5.40	$5.51
Net Investment loss[1]	(0.10)	(0.09)	(0.06)	(0.07)	(0.04)
Net realized and unrealized
gain (loss) on investments	(3.61)	(1.32)	1.04	0.18	0.59
Total from
investment operations	(3.71)	(1.41)	0.98	0.11	0.55
Net asset value,
end of period	$5.83	$4.42	$5.40	$5.51	$6.06
Total return[3,4] (%)	(38.89)	(24.19)	22.17	2.04	9.98

Ratios and supplemental data
Net assets, end of period
(in millions)	$161	$102	$104	$85	$66
Ratio of expenses
to average net assets (%)	2.35	2.35	2.35	2.35	2.35
Ratio of adjusted expenses
to average net assets[5] (%)	2.55	2.58	2.72	2.56	2.65
Ratio of net investment loss
to average net assets (%)	(1.40)	(1.61)	(1.34)	(1.32)	(0.67)
Portfolio turnover (%)	116	68	76	40	27

See notes to financial statements.

19

F I N A N C I A L H I G H L I G H T S

CLASS C SHARES

Period ended	10-31-01	10-31-02	10-31-03	10-31-04	10-31-05

Per share operating performance
Net asset value,
beginning of period	$9.54	$5.83	$4.42	$5.40	$5.51
Net Investment loss[1]	(0.10)	(0.09)	(0.06)	(0.07)	(0.04)
Net realized and unrealized
gain (loss) on investments	(3.61)	(1.32)	1.04	0.18	0.59
Total from
investment operations	(3.71)	(1.41)	0.98	0.11	0.55
Net asset value, end of period	$5.83	$4.42	$5.40	$5.51	$6.06
Total return[3,4] (%)	(38.89)	(24.19)	22.17	2.04	9.98

Ratios and supplemental data
Net assets, end of period
(in millions)	$69	$42	$41	$31	$23
Ratio of expenses
to average net assets (%)	2.35	2.35	2.35	2.35	2.35
Ratio of adjusted expenses
to average net assets[5] (%)	2.55	2.58	2.72	2.56	2.65
Ratio of net investment loss
to average net assets (%)	(1.40)	(1.61)	(1.34)	(1.32)	(0.66)
Portfolio turnover (%)	116	68	76	40	27

[1]	Based on the average of the shares outstanding.

[2]	Less than $0.01 per share.

[3]	Assumes dividend reinvestment and does not reflect the effect of sales charges.

[4]	Total returns would have been lower had certain expenses not been reduced during the periods shown.

[5]	Does not take into consideration expense reductions during the periods shown.

See notes to financial statements.

20

NOTES TO STATEMENTS

Note A Accounting policies
John Hancock Growth Trends Fund (the “Fund”) is a diversified series of John Hancock Equity Trust, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to achieve long-term growth of capital. The Fund will invest in a number of industry groups without concentration in any particular industry.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations are not readily available, or the value has been materially affected by events occurring after the close of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in “Foreign currency translation” below.

Joint repurchase agreement
Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

21

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 4:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctua-tions are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifi-able to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended October 31, 2005.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. On October 31, 2005, the Fund loaned securities having a market value of $11,211,209 collateralized by cash in the amount of $11,435,433. The

22

cash collateral was invested in a short-term instrument. Securities lending expenses are paid by the Fund to the Adviser.

Forward foreign currency exchange contracts

The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund’s daily net asset value. The Fund records realized gains and losses at the time the forward foreign currency exchange contracts are closed out. Risks may arise upon entering these contracts from the potential inability of coun-terparties to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities.

The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transactions.

The Fund had no open forward foreign currency exchange contracts on October 31, 2005.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $210,895,109 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: October 31, 2009 --$71,884,255, October 31, 2010 -- $87,616,374 and October 31, 2011 -- $51,394,480.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. There were no distributions during the years ended October 31, 2004 and October 31, 2005. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of October 31, 2005, the Fund had no distributable earnings on a tax basis.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in

23

accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B Management fee and transactions with affiliates and others
The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser at an annual rate of 1.00% of the Fund’s average daily net asset value, until June 30, 2005. Effective July 1, 2005, the Fund began paying a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.75% to $2,400,000,000 of the Fund’s average daily net asset value and (b) 0.70% of the Fund’s average daily net asset value in excess of $2,400,000,000.

The Adviser has agreed to limit the Fund’s management fee to 0.75% of the Fund’s average daily net assets, at least until February 28, 2006. Accordingly, the expense reductions related to management fee limitation amounted to $379,762 for the year ended October 31, 2005. The Adviser reserves the right to terminate this limitation in the future.

The Adviser has agreed to limit the Fund’s total expenses, excluding distribution and service fees, to 1.35% of the Fund’s average daily net asset value, on an annual basis, at least until February 28, 2006. Accordingly, the expense reductions related to the Fund’s total expense limitation amounted to $3,737 for the year ended October 31, 2005. The Adviser reserves the right to terminate this limitation in the future.

The Fund has Distribution Plans with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the year ended October 31, 2005, JH Funds received net up-front sales charges of $56,068 with regard to sales of Class A shares. Of this amount, $8,197 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $37,932 was paid as sales commissions to unrelated broker-dealers and $9,939 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (“JHLICo”), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds

24

from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended October 31, 2005, CDSCs received by JH Funds amounted to $405,400 for Class B shares and $1,504 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses aggregated and allocated to each class on the basis of its relative net asset value. Signature Services agreed to voluntarily reduce the Fund’s asset-based portion of the transfer agent fee if the total transfer agent fee exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by 0.05% . Accordingly, the transfer agent expense for Class A, Class B and Class C shares was reduced by $72,369 for the year ended October 31, 2005. Signature Services reserves the right to terminate this limitation at any time.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year amounted to $33,830. The Fund also paid the adviser the amount of $340 for certain publishing services, included in the printing fees. The Fund also paid the amount of $3,038 to JHLICo for certain compliance costs, included in the miscellaneous expenses.

Mr. James R. Boyle is an officer of certain affiliates of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of other unaf-filiated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

25

Note C Fund share transactions
This listing illustrates the number of Fund shares sold and repurchased during the last two periods, along with the corresponding dollar value.

	Year ended 10-31-04		Year ended 10-31-05
	Shares	Amount	Shares	Amount

Class A shares
Sold	1,425,444	$8,093,762	812,760	$4,813,555
Repurchased	(3,710,781)	(21,104,062)	(3,640,225)	(21,625,434)
Net decrease	(2,285,337)	($13,010,300)	(2,827,465)	($16,811,879)

Class B shares
Sold	1,183,795	$6,544,677	457,988	$2,642,345
Repurchased	(4,953,899)	(27,393,331)	(5,094,452)	(29,305,114)
Net decrease	(3,770,104)	($20,848,654)	(4,636,464)	($26,662,769)

Class C shares
Sold	425,690	$2,372,094	156,457	$901,460
Repurchased	(2,324,764)	(12,908,078)	(2,001,617)	(11,498,853)
Net decrease	(1,899,074)	($10,535,984)	(1,845,160)	($10,597,393)

Net decrease	(7,954,515)	($44,394,938)	(9,309,089)	($54,072,041)

Note D Investment transactions
Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended October 31, 2005, aggregated $39,272,179 and $96,650,375, respectively.

The cost of investments owned on October 31, 2005, including short-term investments, for federal income tax purposes, was $122,028,483. Gross unrealized appreciation and depreciation of investments aggregated $27,243,968 and $3,249,381, respectively, resulting in net unrealized appreciation of $23,994,587.

The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses certain sales of securities.

Note E Reclassification of accounts
During the year ended October 31, 2005, the Fund reclassified amounts to reflect a decrease in accumu lated net realized loss on investments of $628, a decrease in accumulated net investment loss of $668,357 and a decrease in capital paid-in of $668,985. This represents the amounts nec essary to report these balances on a tax basis, excluding certain temporary differences, as of October 31, 2005. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, book and tax differences in accounting for net operating loss, deferred compensation and certain foreign currency adjustments. The calculation of net investment income (loss) per share in the Fund’s Financial Highlights excludes these adjustments.

26

Shareholder meeting (unaudited)
On December 1, 2004, a Special Meeting of shareholders of the Fund was held to elect nine Trustees effective December 1, 2004.

Proxies covering 29,005,568 shares of beneficial interest were voted at the meeting.

The shareholders elected the following Trustees to serve until their respective successors are duly elected and qualified, with the votes tabulated as follows:

		W I T H H E L D
	F O R	A U T H O R I T Y

James F. Carlin	28,112,871	892,697
Richard P. Chapman, Jr.	28,106,008	899,560
William H. Cunningham	28,116,711	888,857
Ronald R. Dion	28,117,513	888,055
Charles L. Ladner	28,084,683	920,885
Dr. John A. Moore	28,111,292	894,276
Patti McGill Peterson	28,073,112	932,456
Steven R. Pruchansky	28,092,842	912,726
James A. Shepherdson*	28,118,087	887,481

* Mr. James A. Shepherdson resigned effective July 15, 2005.

27

AUDITORS’ REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of John Hancock Growth Trends Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Growth Trends Fund (the “Fund”) at October 31, 2005, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP Boston, Massachusetts December 14, 2005

TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended October 31, 2005.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2005.

Shareholders will be mailed a 2005 U.S. Treasury Department Form 1099-DIV in January 2006. This will reflect the total of all distributions that are taxable for calendar year 2005.

29

Board Consideration of and Continuation of Investment Advisory Agreement: John Hancock Growth Trends Fund
Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees (the “Board”) of John Hancock Equity Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), annually to review and consider the continuation of the investment advisory agreement (the “Advisory Agreement”) with John Hancock Advisers, LLC (the “Adviser”) for the John Hancock Growth Trends Fund (the “Fund”).

At meetings held on May 19-20 and June 6-7, 2005, the Board, including the Independent Trustees, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the continuation of the Advisory Agreement. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel. In evaluating the Advisory Agreement, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including but not limited to the following: (i) the investment performance of the Fund and a broader universe of relevant funds (the “Universe”) selected by Lipper Inc. (“Lipper”), an independent provider of investment company data, for a range of periods, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund and a peer group of comparable funds selected by Lipper (the “Peer Group”), (iii) the advisory fees of comparable portfolios of other clients of the Adviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees and a study undertaken at the direction of the Independent Trustees as to the allocation of the benefits of economies of scale between the Fund and the Adviser, (vi) the Adviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the Fund’s Code of Ethics and the structure and responsibilities of the Adviser’s compliance department,  (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates.

Nature, extent and quality of services

The Board considered the ability of the Adviser, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser were sufficient to support renewal of the Advisory Agreement.

Fund performance

The Board considered the performance results for the Fund over various time periods. The Board also considered these results in comparison to the performance of the Universe, as well as the Fund’s benchmark

30

indexes. Lipper determined the Universe for the Fund. The Board reviewed with a representative of Lipper the methodology used by Lipper to select the funds in the Universe and the Peer Group.

The Board noted that the performance of the Fund was lower than the median and average performance of its Universe and the performance of its benchmark indexes, the Lipper Multi-Cap Core Funds Index and the S&P 500 Index, for the time periods under review. The Adviser discussed with the Board factors contributing to the Fund’s under-performance and measures which may be taken in the future with the objective of improving performance. The Board recognized the relatively short operational history of the Fund and indicated its intent to continue to monitor the Fund’s performance trends.

Investment advisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rates payable by the Fund to the Adviser for investment advisory services (the “Advisory Agreement Rate”). In addition, the Board reviewed and considered the existing fee waiver/limit arrangements applicable to the Advisory Agreement Rate and considered the Advisory Agreement Rate after taking the waivers/limits into account (the “Net Advisory Rate”). The Board received and considered information comparing the Advisory Agreement Rate and Net Advisory Rate with those of the other funds in the Peer Group. The Board noted that the Advisory Agreement Rate and the Net Advisory Rate were lower than the median rate of the Peer Group. The Board concluded that the Advisory Agreement Rate and the Net Advisory Rate were reasonable in relation to the services provided.

The Board received and considered information regarding the Fund’s total operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, transfer agent fees and custodian fees, including and excluding Rule 12b-1 and non-Rule 12b-1 service fees. The Board also considered comparisons of these expenses to the expense information for the Peer Group and the Universe. The Board noted that the total operating expense ratio of the Fund was higher than the median total operating expense ratio of the Peer Group and the Universe. It also noted that the most sig-nificant contributor to such difference was the Fund’s transfer agency expense, which the transfer agent has taken steps to reduce.

The Adviser also discussed the Lipper data and rankings, and other relevant information for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the plans to reduce the Fund’s overall fees and expenses and plans for improving the Fund’s performance supported the re-approval of the Advisory Agreements.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreement, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to

31

individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to the addition of breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser to its other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate was not unreasonable, taking into account fee rates offered to others by the Adviser and giving effect to differences in services covered by such fee rates.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s and the Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser as part of the annual re-approval process under Section 15(c) of the 1940 Act. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreement for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreement.

32

TRUSTEES & OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees
Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Ronald R. Dion, Born: 1946	2004	53
Independent Chairman (since 2005); Chairman and Chief Executive Officer,
R.M. Bradley & Co., Inc.; Director, The New England Council and Massachusetts
Roundtable; Trustee, North Shore Medical Center; Director, Boston Stock
Exchange; Director, BJ’s Wholesale Club, Inc. and a corporator of the Eastern
Bank; Trustee, Emmanuel College; Director, Boston Municipal Research Bureau;
Member of the Advisory Board, Carroll Graduate School of Management at
Boston College.

James F. Carlin, Born: 1940	2004	53
Director and Treasurer, Alpha Analytical Inc. (analytical laboratory) (since 1985);
Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995);
Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc.
(since 1996); Director and Treasurer, Rizzo Associates (engineering) (until 2000);
Chairman and CEO, Carlin Consolidated, Inc. (management/investments) (since
1987); Director and Partner, Proctor Carlin & Co., Inc. (until 1999); Trustee,
Massachusetts Health and Education Tax Exempt Trust (since 1993); Director of the following: Uno Restaurant Corp. (until 2001), Arbella Mutual (insurance)
(until 2000), HealthPlan Services, Inc. (until 1999), Flagship Healthcare, Inc. (until
1999), Carlin Insurance Agency, Inc. (until 1999); Chairman, Massachusetts
Board of Higher Education (until 1999).

Richard P. Chapman, Jr.,[2] Born: 1935	2000	53
President and Chief Executive Officer, Brookline Bancorp Inc. (lending)
(since 1972); Director, Lumber Insurance Co. (insurance) (until 2000);
Chairman and Director, Northeast Retirement Services, Inc. (retirement administration) (since 1998).

William H. Cunningham, Born: 1944	2004	143
Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and CEO, IBT Technologies
(until 2001); Director of the following: The University of Texas Investment
Management Company (until 2000), Hire.com (until 2004), STC Broadcasting,
Inc. and Sunrise Television Corp. (electronic manufacturing) (until 2001),
Symtx, Inc. (electronic manufacturing) (since 2001), Adorno/Rogers Technology,
Inc. (until 2004), Pinnacle Foods Corporation (until 2003), rateGenius (Internet

33

Independent Trustees (continued)
Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

William H. Cunningham, Born: 1944 (continued)	2004	143
service) (until 2003), Jefferson-Pilot Corporation (diversified life insurance company) (since 1985), New Century Equity Holdings (formerly Billing Concepts)
(until 2001), eCertain (until 2001), ClassMap.com (until 2001), Agile Ventures
(until 2001), LBJ Foundation (until 2000), Golfsmith International, Inc.
(until 2000), Metamor Worldwide (until 2000), AskRed.com (until 2001),
Southwest Airlines (since 2000) and Introgen (since 2000); Advisory Director,
Q Investments (until 2003); Advisory Director, Chase Bank (formerly Texas
Commerce Bank - Austin) (since 1988), LIN Television (since 2002), WilTel
Communications (until 2003) and Hayes Lemmerz International, Inc.
(diversified automotive parts supply company) (since 2003).

Charles L. Ladner,[2] Born: 1938	2004	143
Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003);
Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and Director for AmeriGas, Inc.
(retired 1998); Director of AmeriGas Partners, L.P. (until 1997) (gas distribution);
Director, EnergyNorth, Inc. (until 1995); Director, Parks and History Association
(since 2001).

John A. Moore,[2] Born: 1939	2000	53
President and Chief Executive Officer, Institute for Evaluating Health Risks,
(nonprofit institution) (until 2001); Chief Scientist, Sciences International (health research) (until 2003); Principal, Hollyhouse (consulting) (since 2000); Director,
CIIT (nonprofit research) (since 2002).

Patti McGill Peterson,[2] Born: 1943	2000	53
Executive Director, Council for International Exchange of Scholars and Vice
President, Institute of International Education (since 1998); Senior Fellow, Cornell
Institute of Public Affairs, Cornell University (until 1998); Former President of
Wells College and St. Lawrence University; Director, Niagara Mohawk Power
Corporation (until 2003); Director, Ford Foundation, International Fellowships
Program (since 2002); Director, Lois Roth Endowment (since 2002); Director,
Council for International Educational Exchange (since 2003).

Steven R. Pruchansky, Born: 1944	2004	53
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc.
(since 2000); Director and President, Greenscapes of Southwest Florida, Inc.
(until 2000); Managing Director, JonJames, LLC (real estate) (since 2001);
Director, First Signature Bank & Trust Company (until 1991); Director, Mast
Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991).

34

Non-Independent Trustee[3]
Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2005	237
President, John Hancock Annuities; Executive Vice President, John Hancock
Life Insurance Company (since June, 2004); Chairman and Director, John
Hancock Advisers, LLC (the “Adviser”); John Hancock Funds, LLC (“John
Hancock Funds”) and The Berkeley Financial Group, LLC (“The Berkeley
Group”) (holding company) (since 2005); President U.S. Annuities; Senior
Vice President, The Manufacturers Life Insurance Company (U.S.A.) (prior to 2004).

Principal officers who are not Trustees
Name, age
Position(s) held with Fund		Officer
Principal occupation(s) and		of Fund
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2005
President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director,
President and Chief Executive Officer, the Adviser and The Berkeley Group;
Director, President and Chief Executive Officer, John Hancock Funds; Director,
President and Chief Executive Officer, Sovereign Asset Management LLC
(“Sovereign”); Director, John Hancock Signature Services, Inc.; President, John
Hancock Trust; Chairman and President, NM Capital Management, Inc. (NM
Capital) (since 2005); Chairman, Investment Company Institute Sales Force
Marketing Committee (since 2003); Executive Vice President, John Hancock
Funds (until 2005).

William H. King, Born: 1952		2000
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer
of each of the John Hancock funds advised by the Adviser; Assistant Treasurer of each of the John Hancock funds (until 2001).

Francis V. Knox, Jr., Born: 1947		2005
Vice President and Chief Compliance Officer
Vice President and Chief Compliance Officer for John Hancock Investment
Company, John Hancock Life Insurance Company (U.S.A.), John Hancock Life
Insurance Company and John Hancock Funds (since 2005); Fidelity Investments -
Vice President and Assistant Treasurer, Fidelity Group of Funds (until 2004);
Fidelity Investments - Vice President and Ethics & Compliance Officer (until 2001).

John G. Vrysen, Born: 1955		2005
Executive Vice President and Chief Financial Officer; Director, the Adviser,
The Berkeley Group and John Hancock Funds.
Executive Vice President and Chief Financial Officer, the Adviser, Sovereign,
The Berkeley Group and John Hancock Funds (since 2005); Vice President and
General Manager, Fixed Annuities, U.S. Wealth Management (until 2005); Vice
President, Operations, Manulife Wood Logan (July 2000 thru September 2004).

35

Notes to Trustees and Officers pages

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

[2] Member of Audit Committee.

3 Non-independent Trustees hold positions with the Fund’s investment adviser, underwriter and certain other affiliates.

36

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Advisers, LLC	The Bank of New York	Wilmer Cutler Pickering
601 Congress Street	One Wall Street	Hale and Dorr LLP
Boston, MA 02210-2805	New York, NY 10286	60 State Street
Boston, MA 02109-1803
Principal distributor	Transfer agent
John Hancock Funds, LLC	John Hancock Signature	Independent registered
601 Congress Street	Services, Inc.	public accounting firm
Boston, MA 02210-2805	1 John Hancock Way,	PricewaterhouseCoopers LLP
	Suite 1000	125 High Street
	Boston, MA 02217-1000	Boston, MA 02110

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	24-hour automated information	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

37

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds. com

Now available: electronic delivery www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock Growth Trends Fund.

4600A 10/05 12/05

JOHN HANCOCK

Small Cap Fund

10.31.2005 Annual Report

John Hancock

JOHN HANCOCK FUNDS

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 14

Trustees & officers
page 32

For more information
page 37

To Our Shareholders,

I am pleased to be writing to you as the new President and Chief Executive Officer of John Hancock Funds, LLC, following the departure of James A. Shepherdson to pursue other opportunities. In addition, on July 25, 2005, your fund’s Board of Trustees appointed me to the roles of Trustee, President and Chief Executive Officer of your fund.

As a means of introduction, I have been involved in the mutual fund industry since 1985. I have been with John Hancock Funds for the last 15 years, most recently as executive vice president of retail sales and marketing and a member of the company’s executive and investment committees. In my former capacity, I was responsible for all aspects of the distribution and marketing of John Hancock Funds’ open-end and closed-end mutual funds. Outside of John Hancock, I have served as Chairman of the Investment Company Institute (ICI) Sales Force Marketing Committee since September of 2003.

It is an exciting time to be at John Hancock Funds, and I am grateful for the opportunity to lead and shape its further growth. With the acquisition of John Hancock by Manulife Financial Corporation in April 2004, we are receiving broad support toward the goal of providing our shareholders with excellent investment opportunities and a more complete lineup of choices for the discerning investor.

For one example, we have recently added five “Lifestyle Portfolio” funds-of-funds that blend multiple fund offerings from internal and external money managers to create a broadly diversified asset allocation portfolio. Look for more information about these exciting additions to the John Hancock family of funds in the near future.

Although there has been a change in executive-level management, rest assured that the one thing that never wavers is John Hancock Funds’ commitment to placing the needs of shareholders above all else. We are all dedicated to the task of working with you and your financial advisors to help you reach your long-term financial goals.

Sincerely,

Keith F. Hartstein, President and Chief Executive Officer

This commentary reflects the CEO’s views as of October 31, 2005. They are subject to change at any time.

YOUR FUND
AT A GLANCE
The Fund seeks
capital appreciation
by normally invest-
ing at least 80% of
its assets in equity
securities of small-
capitalization
companies (which,
for purposes of this
fund, are companies
with market capital-
izations under
$2 billion, or market
capitalizations
within the range of
those companies in
the Russell 2000
Index or the
Standard & Poor's
Small Cap 600 Index).

Over the last twelve months

* The Fed boosted short-term interest rates eight times, bringing the target federal funds rate to 3.75% .

* Small-cap stocks produced double-digit returns.

* The Fund outperformed its benchmarks due to effective stock picking.

Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

* From inception December 6, 2004 through October 31, 2005.

Top 10 holdings
3.4%	Placer Sierra Bancshares
3.0%	SFBC International, Inc.
2.9%	Gaylord Entertainment Co.
2.8%	Warnaco Group, Inc. (The)
2.8%	Avocent Corp.
2.7%	Philadelphia Consolidated Holding Corp.
2.5%	LKQ Corp.
2.5%	Secure Computing Corp.
2.4%	PetroQuest Energy, Inc.
2.4%	Scottish Re Group Ltd.
As a percentage of net assets on October 31, 2005.

BY CHARLES S. GLOVSKY, CFA AND STEPHEN A. LANZENDORF, CFA

MANAGERS’ REPORT

JOHN HANCOCK Small Cap Fund

Aided primarily by a strong rally during May, June and July, U.S. small-cap stock indexes finished the one-year period ending October 31, 2005, with double-digit gains. The three-month rally followed better-than-expected first-quarter earnings and renewed confidence that the economy might be able to sustain its momentum despite rising crude oil prices and steady increases in short-term interest rates by the Federal Reserve Board. However, the rally was cut short in August, when oil prices embarked on another rapid ascent, briefly crossing the $70-per-barrel level at month end, as Hurricane Katrina ravaged Gulf Coast production and refinery facilities.

In September and October, investors were kept off balance by two more major hurricanes -- Rita and Wilma -- along with uncertainty over how much the collective impact of the season’s hurricanes might hamper an economy already thought to be modestly decelerating. At the same time, inflation concerns were fueled by estimates that, according to the U.S. Department of the Interior, crude oil production in the Gulf would not return to normal until the end of March 2006, which would limit supply and might help prop up prices. On the positive side, investors were cheered when the initial estimate of third-quarter GDP growth came in stronger than expected at an annual rate of 3.8% .

“...small-cap stock indexes finished the one-year period ending October 31, 2005, with double-digit gains.”

Small caps slightly outperformed large caps during the period, with both groups significantly trailing mid caps. Meanwhile, value had a clear edge over growth, as investors’ defensiveness about the economy led them to focus on more conservatively valued stocks.

Looking at performance

For the 12 months ended October 31, 2005, John Hancock Small Cap Fund’s Class A shares returned 13.44% at net asset value. By comparison, the average small-cap core fund returned 13.20%, according to Lipper, Inc.1, while the Russell 2000 Index finished with a 12.08% return and the S&P 600 SmallCap Index returned 15.27% . From their inception on December 6, 2004 through October 31, 2005, the Fund’s Class B, Class C and Class I shares posted returns of 2.50%, 2.50% and 3.48%, respectively, at net asset value. Keep in mind that your returns will differ from those listed above if you were not invested in the Fund for the entire period or did not reinvest all distributions. Historical performance information can be found on pages six and seven.

The Fund’s basic positioning changed little during the period. We manage from a bottom-up perspective, with our primary emphasis on selecting undervalued stocks of companies with improving fundamentals. As a result, the Fund’s sector weightings often differ from those of its benchmark. However, during the period it was stock selection that drove the Fund’s outperformance. Sector weightings detracted modestly from performance, with overweightings in the information technology and consumer discretionary sectors having the most negative impact.

Health care outperforms

The health care sector had the most positive impact on performance, boosted by solid stock picking. Our holdings in health care were concentrated in the services and equipment segments, with no exposure to pharmaceutical or biotechnology companies, whose prospects -- particularly in the small-cap space -- can fluctuate dramatically because of the uncertainties of the Food and Drug Administration’s drug approval process. Topping the list of contributors was Hologic, Inc., whose stock almost tripled in price. The maker of imaging equipment reported healthy sales of its new Selenia digital mammogram technology. Another strong performer in health care was SFBC International, Inc., which performs clinical trials for pharmaceutical companies. The company enjoyed solid earnings growth amid a trend among drug companies toward outsourcing more testing functions.

“The health care sector had the most positive impact on performance, boosted by solid stock picking.”

Consumer products maker Playtex Products, Inc. also performed well, as its recently installed senior management team made progress toward turning the company around. Near the end of the period, Playtex reported third-quarter earnings that were well

Sector
distribution[2]

Consumer
discretionary -- 19%

Information
technology -- 18%

Financial -- 16%

Health care -- 13%

Industrials -- 9%

Energy -- 8%

Materials -- 6%

Consumer
staples -- 5%

Utilities -- 2%

ahead of analysts’ forecasts, citing a positive product mix, savings from its debt reduction program and success in reining in other costs as reasons for the favorable results. We should also make note of Spinnaker Exploration Co., an oil and gas exploration and production company that on September 19th received a buyout offer from Norway-based Norsk Hydro at a 34% premium to where Spinnaker’s stock had been trading.

Retail falls short

Catalog retailer Sharper Image was one of our disappointments during the period and we sold it. A slowdown in the sales of air purifiers and massage chairs -- two of the company’s major product lines --resulted in weaker-than-expected earnings growth. Upscale household goods retailer Cost Plus, Inc. also detracted from the Fund’s performance, primarily because of weak same-store sales. However, given our improved outlook for the company following the appointment of a new CEO and head of merchandising, we maintained the position. In financial services, the Fund was hurt by EuroBancshares, Inc., a small bank based in Puerto Rico. Disappointing revenues and higher costs both figured in the stock’s underperformance.

Outlook

The near-term direction of small-cap stocks will likely be dictated by developments on three fronts: inflation, interest rates and consumer spending. The biggest inflation worry, of course, is energy prices. Crude oil has backed off from its end-of-summer highs, but prices are still high enough to siphon off money that consumers would normally spend in other ways. One important near-term test for the consumer will be how the high cost of gasoline and heating oil affects spending during the all-important holiday shopping season. On the interest rate front, the Fed has not changed its language suggesting continued “measured” increases, but rates are approaching levels at which the central bank may halt its tightening campaign. Nevertheless, it might be hard to get a clear read oninterest rates until after Ben Bernanke replaces Alan Greenspan as Fed chairman at the end of January 2006. While Bernanke has not been approved by Congress at this writing, he is highly regarded and is widely expected to sail through his confirmation hearings. Finally, we should keep in mind that, by historical measures, small caps are neither overvalued nor undervalued. Thus, we would characterize the overall picture for small caps as mixed. That said, our investment process will continue to emphasize adding value through disciplined stock selection.

“The near-term direction of small-cap stocks will likely be dictated by developments on three fronts: inflation, interest rates and consumer spending.”

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

See the prospectus for the risks of investing in small-cap stocks.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on October 31, 2005.

A LOOK AT PERFORMANCE For the period ended October 31, 2005

	Class A1	Class B	Class C	Class I2
Inception date	12-16-98	12-6-04	12-6-04	12-6-04

Average annual returns with maximum sales charge (POP)
One year	7.77%	--	--	--

Five years	6.57	--	--	--

Since inception	10.71	--	--	--

Cumulative total returns with maximum sales charge (POP)
One year	7.77	--	--	--

Five years	37.43	--	--	--

Since inception	101.20	–2.50%	1.50%	3.48%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1Effective December 3, 2004, shareholders of the former Independence Small Cap Portfolio became owners of that number of full and fractional shares of Class A shares of the John Hancock Small Cap Fund. Additionally, the accounting and performance history of the former Independence Small Cap Portfolio was redesignated as that of Class A of John Hancock Small Cap Fund.

2For certain types of investors as described in the Fund’s Class I share prospectus.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in two separate indexes.

	Class B1	Class C1	Class I1,2
Period beginning	12-6-04	12-6-04	12-6-04

Without sales charge	$10,250	$10,250	$10,348

With maximum sales charge	9,750	10,150	10,348

Index 1	10,228	10,228	10,228

Index 2	10,619	10,619	10,619

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of October 31, 2005. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 2000 Index -- Index 1 -- is an unmanaged index composed of 2,000 U.S. small-capitalization stocks.

Standard & Poor’s SmallCap 600 Index -- Index 2 -- is an unmanaged index of 600 domestic stocks of small-size companies.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 Index 2 figure as of November 30, 2004.

2 For certain types of investors as described in the Fund’s Class I share prospectus.

YOUR EXPENSES
These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on
    purchases or redemptions (varies by share class), minimum
    account fee charge, etc.

▪ Ongoing operating expenses including management
    fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on April 30, 2005, with the same investment held until October 31, 2005.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 4-30-05	on 10-31-05	ended 10-31-05[1]

Class A	$1,109.40	$8.12
Class B	1,104.80	11.89
Class C	1,104.80	11.89
Class I	1,112.20	5.89

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2005 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on April 30, 2005, with the same investment held until October 31, 2005. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 4-30-05	on 10-31-05	ended 10-31-05[1]

Class A	$1,017.50	$7.77
Class B	1,013.90	11.38
Class C	1,013.90	11.38
Class I	1,019.63	5.63

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.53%, 2.25%, 2.25% and 1.11% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

F I N A N C I A L    S TAT E M E N T S

FUND’S INVESTMENTS Securities owned by the Fund on October 31, 2005

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 96.38%		$173,211,309
(Cost $165,173,782)
Advertising 2.23%		4,013,160

Ventiv Health, Inc. (I)(L)	159,000	4,013,160
Apparel Retail 1.23%		2,210,460

Cache, Inc. (I)	138,500	2,210,460
Apparel, Accessories & Luxury Goods 4.39%		7,882,338

Quiksilver, Inc. (I)(L)	244,200	2,815,626

Warnaco Group, Inc. (The) (I)	223,400	5,066,712
Application Software 2.66%		4,790,775

Hyperion Solutions Corp. (I)(L)	63,200	3,056,352

Micromuse, Inc. (I)	241,900	1,734,423
Asset Management & Custody Banks 1.72%		3,099,708

iShares Russell 2000 Index Fund (L)	48,600	3,099,708
Auto Parts & Equipment 2.52%		4,529,850

LKQ Corp. (I)(L)	149,500	4,529,850
Communications Equipment 2.81%		5,046,636

Avocent Corp. (I)	164,600	5,046,636
Data Processing & Outsourced Services 0.81%		1,461,465

Infocrossing, Inc. (I)(L)	211,500	1,461,465
Diversified Metals & Mining 2.96%		5,310,911

Alpha Natural Resources, Inc. (I)	64,100	1,522,375

James River Coal Co. (I)	88,600	3,788,536
Electrical Components & Equipment 1.92%		3,459,828

Encore Wire Corp. (I)	160,400	3,459,828

See notes to financial statements.

F I N A N C I A L    S TAT E M E N T S

Issuer	Shares	Value
Electronic Equipment Manufacturers 4.48%		$8,056,265

Daktronics, Inc.	148,400	3,206,924

Excel Technology, Inc. (I)	123,900	3,239,985

X-Rite, Inc.	156,400	1,609,356
Electronic Manufacturing Services 1.96%		3,516,366

Trimble Navigation Ltd. (I)(L)	121,800	3,516,366
Health Care Equipment 6.05%		10,880,491

Candela Corp. (I)	274,800	2,569,380

Cantel Medical Corp. (I)	215,700	4,173,795

Hologic, Inc. (I)	74,600	4,137,316
Health Care Facilities 1.87%		3,354,780

LifePoint Hospitals, Inc. (I)(L)	85,800	3,354,780
Health Care Services 2.98%		5,355,584

SFBC International, Inc. (I)(L)	125,600	5,355,584
Health Care Supplies 2.02%		3,624,072

Inverness Medical Innovations, Inc. (I)	152,400	3,624,072
Home Entertainment Software 1.42%		2,544,080

Take-Two Interactive Software, Inc. (I)(L)	123,200	2,544,080
Hotels, Resorts & Cruise Lines 2.92%		5,242,944

Gaylord Entertainment Co. (I)(L)	132,800	5,242,944
Industrial Machinery 3.16%		5,670,814

CLACOR, Inc.	108,900	2,994,750

Watts Water Technologies, Inc.	96,400	2,676,064
Internet Software & Services 1.77%		3,187,316

Lionbridge Technologies, Inc. (I)(L)	470,800	3,187,316
Leisure Products 1.56%		2,809,722

Escala Group, Inc. (I)	170,700	2,809,722
Life & Health Insurance 2.36%		4,249,605

Scottish Re Group Ltd. (Cayman Islands)	173,100	4,249,605
Oil & Gas Equipment & Services 2.51%		4,514,937

Dresser-Rand Group, Inc. (I)	157,800	3,424,260

Hercules Offshore, Inc. (I)	50,100	1,090,677

See notes to financial statements.

F I N A N C I A L    S TAT E M E N T S

Issuer	Shares	Value
Oil & Gas Exploration & Production 5.89%		$10,591,574

Forest Oil Corp. (I)	60,200	2,629,536

PetroQuest Energy, Inc. (I)(L)	438,200	4,254,922

Spinnaker Exploration Co. (I)	60,200	3,707,116
Personal Products 4.49%		8,063,593

Inter Parfums, Inc. (L)	251,900	3,816,285

Playtex Products, Inc. (I)	317,200	4,247,308
Property & Casualty Insurance 3.59%		6,450,107

National Interstate Corp.	92,500	1,569,725

Philadelphia Consolidated Holding Corp. (I)(L)	50,700	4,880,382
Publishing 1.67%		2,999,900

Courier Corp.	91,600	2,999,900
Railroads 4.14%		7,436,045

Genesee & Wyoming, Inc. (Class A) (I)(L)	125,900	4,035,095

RailAmerica, Inc. (I)	287,000	3,400,950
Regional Banks 8.26%		14,845,423

Boston Private Financial Holdings, Inc.	135,600	3,925,620

EuroBancshares, Inc. (Puerto Rico) (I)	171,168	1,783,571

First Community Bancorp.	61,300	3,084,616

Placer Sierra Bancshares	224,800	6,051,616
Specialty Chemicals 3.41%		6,121,764

Arch Chemicals, Inc.	97,200	2,553,444

Cytec Industries, Inc. (L)	86,400	3,568,320
Specialty Stores 2.57%		4,618,488

Build-A-Bear Workshop, Inc. (I)(L)	126,600	3,033,336

Cost Plus, Inc. (I)(L)	103,200	1,585,152
Systems Software 2.52%		4,521,252

Secure Computing Corp. (I)(L)	377,400	4,521,252
Water Utilities 1.53%		2,751,056

Aqua America, Inc.	81,200	2,751,056

See notes to financial statements.

F I N A N C I A L    S TAT E M E N T S

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 30.40%			$54,626,703
(Cost $54,626,703)
Joint Repurchase Agreement 3.73%			6,710,000

Investment in a joint repurchase agreement transaction
with Barclays Capital, Inc. -- Dated 10-31-05
due 11-01-05 (secured by U.S. Treasury Inflation Indexed
Note 0.875% due 04-15-10 and 1.875% due 07-15-13)	3.94%	$6,710	6,710,000

		Shares
Cash Equivalents 26.67%			47,916,703

AIM Cash Investment Trust (T)		47,916,703	47,916,703

Total investments 126.78%			$227,838,012

Other assets and liabilities, net (26.78%)			($48,125,674)

Total net assets 100.00%			$179,712,338

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of October 31, 2005.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.

F I N A N C I A L    S TAT E M E N T S

ASSETS AND LIABILITIES

October 31, 2005

This Statement
of Assets and
Liabilities is the
Fund’s balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You’ll
also find the net
asset value and
the maximum
offering price
per share.

Assets
Investments, at value (cost $219,800,485)
including $47,028,349 of securities loaned	$227,838,012
Cash	625,365
Receivable for shares sold	1,000,295
Dividends and interest receivable	18,934
Receivable from affiliates	53,952
Other assets	696
Total assets	229,537,254

Liabilities
Payable for investments purchased	1,002,000
Payable for shares repurchased	464,617
Payable upon receipt of securities loaned	47,916,703
Payable to affiliates
Management fees	344,118
Distribution and service fees	11,898
Other	32,379
Other payables and accrued expenses	53,201
Total liabilities	49,824,916

Net assets
Capital paid-in	171,626,148
Accumulated net realized gain on investments	48,669
Net unrealized appreciation of investments	8,037,527
Accumulated net investment loss	(6)
Net assets	$179,712,338

Net asset value per share
Based on net asset values and shares outstanding --
the Fund has an unlimited number of shares
authorized with no par value
Class A ($105,483,845 ÷ 9,122,321 shares)	$11.56
Class B ($9,103,338 ÷ 791,980 shares)	$11.49
Class C ($31,451,506 ÷ 2,736,175 shares)	$11.49
Class I ($33,673,649 ÷ 2,902,633 shares)	$11.60

Maximum offering price per share
Class A1 ($11.56 ÷ 95%)	$12.17

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements.

F I N A N C I A L    S TAT E M E N T S

OPERATIONS

For the year ended
October 31, 2005

This Statement
of Operations
summarizes the
Fund’s investment
income earned and
expenses incurred
in operating the
Fund. It also shows
net gains (losses)
for the period
stated.

Investment income
Dividends (net of foreign withholding taxes of $324)	$395,466
Interest	215,874
Securities lending	135,056
Total investment income	746,396

Expenses
Investment management fees	1,151,996
Class A distribution and service fees	257,478
Class B distribution and service fees	48,021
Class C distribution and service fees	151,022
Class A, B and C transfer agent fees	233,219
Class I transfer agent fees	9,779
Registration and filing fees	133,176
Custodian fees	42,070
Printing	36,410
Accounting and legal services fees	31,322
Professional fees	22,322
Miscellaneous	16,215
Administration fees	11,302
Securities lending fees	6,138
Trustees’ fees	5,645
Total expenses	2,156,115
Less expense reductions	(98,203)
Net expenses	2,057,912
Net investment loss	(1,311,516)

Realized and unrealized gain (loss)
Net realized gain on investments	3,160,062
Change in net unrealized appreciation
(depreciation) of investments	6,081,356
Net realized and unrealized gain	9,241,418
Increase in net assets from operations	$7,929,902

See notes to financial statements.

F I N A N C I A L    S TAT E M E N T S

CHANGES IN
NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund’s net assets
has changed
during the last
two periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.

	Year	Year
	ended	ended
	10-31-04	10-31-05

Increase (decrease) in net assets
From operations
Net investment loss	($155,042)	($1,311,516)
Net realized gain	3,645,067	3,160,062
Change in net unrealized
appreciation (depreciation)	(1,085,980)	6,081,356
Increase in net assets
resulting from operations	2,404,045	7,929,902
Distributions to shareholders
From net realized gain
Class A	(205,033)	(3,749,244)
From Fund share transactions	10,117,443	147,506,351

Net assets
Beginning of period	15,708,874	28,025,329
End of period[1]	$28,025,329	$179,712,338

1 Includes accumulated net investment loss of none and $6, respectively.

See notes to financial statements.

F I N A N C I A L    H I G H L I G H T S

FINANCIAL HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

Period ended	10-31-01	10-31-02[1]	10-31-03	10-31-04	10-31-05[2]

Per share operating performance
Net asset value,
beginning of period	$14.64	$12.99	$8.22	$10.06	$11.44
Net investment loss[3]	(0.29)	(0.16)	(0.05)	(0.09)	(0.11)
Net realized and unrealized
gain (loss) on investments	(1.17)	0.36[4]	2.22	1.61	1.61
Total from
investment operations	(1.46)	0.20	2.17	1.52	1.50
Less distributions
From net realized gain	(0.19)	(4.97)	(0.33)	(0.14)	(1.38)
Net asset value, end of period	$12.99	$8.22	$10.06	$11.44	$11.56
Total return[5,6] (%)	(9.92)	(3.59)	27.41	15.25	13.44

Ratios and supplemental data
Net assets, end of period
(in millions)	$10	$11	$16	$28	$105
Ratio of expenses
to average net assets (%)	1.97	2.28	1.18	1.23	1.57
Ratio of adjusted expenses
to average net assets[7] (%)	2.07	2.69	2.60	2.23	1.65
Ratio of net investment loss
to average net assets (%)	(1.54)	(1.92)	(0.57)	(0.80)	(0.99)
Portfolio turnover (%)	65	92	79	129	145

See notes to financial statements.

F I N A N C I A L    H I G H L I G H T S

CLASS B SHARES

Period ended	10-31-05[2,8]

Per share operating performance
Net asset value,
beginning of period	$11.21
Net investment loss[3]	(0.17)
Net realized and unrealized
gain on investments	0.45
Total from
investment operations	0.28
Net asset value, end of period	$11.49
Total return[5,6] (%)	2.50[9]

Ratios and supplemental data
Net assets, end of period
(in millions)	$9
Ratio of expenses
to average net assets (%)	2.27[10]
Ratio of adjusted expenses
to average net assets[7] (%)	2.35[10]
Ratio of net investment loss
to average net assets (%)	(1.67)[10]
Portfolio turnover (%)	145

See notes to financial statements.

F I N A N C I A L    H I G H L I G H T S

CLASS C SHARES

Period ended	10-31-05[2,8]

Per share operating performance
Net asset value,
beginning of period	$11.21
Net investment loss[3]	(0.17)
Net realized and unrealized
gain on investments	0.45
Total from
investment operations	0.28
Net asset value, end of period	$11.49
Total return[5,6] (%)	2.50[9]

Ratios and supplemental data
Net assets, end of period
(in millions)	$31
Ratio of expenses
to average net assets (%)	2.27[10]
Ratio of adjusted expenses
to average net assets[7] (%)	2.35[10]
Ratio of net investment loss
to average net assets (%)	(1.67)[10]
Portfolio turnover (%)	145

See notes to financial statements.

F I N A N C I A L    H I G H L I G H T S

CLASS I SHARES

Period ended	10-31-05[2,8]

Per share operating performance
Net asset value,
beginning of period	$11.21
Net investment loss[3]	(0.05)
Net realized and unrealized
gain on investments	0.44
Total from
investment operations	0.39
Net asset value, end of period	$11.60
Total return[5,6] (%)	3.48[9]

Ratios and supplemental data
Net assets, end of period
(in millions)	$34
Ratio of expenses
to average net assets (%)	1.10[10]
Ratio of adjusted expenses
to average net assets[7] (%)	1.18[10]
Ratio of net investment loss
to average net assets (%)	(0.53)[10]
Portfolio turnover (%)	145

1 On 6-24-02, the Advisors’ Inner Circle Fund Independence Small Cap Portfolio acquired the assets and liabilities of the UAM Independence Small Cap Portfolio, a series of the UAM Funds, Inc. The operations of the Advisers’ Inner Circle Fund Independence Small Cap Portfolio prior to the acquisition were those of the predecessor fund, the UAM Independence Small Cap Portfolio.

2 Effective 12-3-04, shareholders of the former Independence Small Cap Portfolio became owners of an equal number of full and fractional Class A shares of the John Hancock Small Cap Fund. Additionally, the accounting and performance history of the Independence Small Cap Portfolio was redesignated as that of Class A shares of John Hancock Small Cap Fund.

3 Based on the average of the shares outstanding.

4 The per share amount does not accord with the aggregate net losses on investments because of the sales and repurchase of the Fund’s shares in relation to fluctuating market value of the investments in the Fund.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Assumes dividend reinvestment and does not reflect the effect of sales charges.

7 Does not take into consideration expense reductions during the periods shown.

8 Class B, Class C and Class I shares began operations on 12-6-04.

9 Not annualized.

10 Annualized.

See notes to financial statements.

NOTES TO STATEMENTS

Note A
Accounting policies

John Hancock Small Cap Fund (the “Fund”) is a diversified series of John Hancock Equity Trust, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is the accounting and performance successor to Independence Small Cap Portfolio, a diversified open-end management investment company organized as a Massachusetts business trust. On December 3, 2004, the Fund acquired substantially all the assets and assumed the liabilities of the former Independence Small Cap Portfolio pursuant to an agreement and plan of reorganization, in exchange for Class A shares of the Fund.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations are not readily available, or the value has been materially affected by events occurring after the close of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at net asset value each business day. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in “Foreign currency translation” below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 4:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctua-tions are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

In-kind

During the year ended October 31, 2005, the Fund had net realized gains of $1,519,613 on securities associated with an in-kind redemption on October 28, 2005.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifi-able to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended October 31, 2005.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At October 31, 2005, the Fund loaned securities having a market value of $47,028,349 collateralized by cash in the amount of $47,916,703. The cash collateral was invested in a short-term instrument. Security lending expenses are paid by the Fund to the Adviser.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Dividends, interest
and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended October 31, 2004, the tax character of distributions paid was as follows: long-term capital gain $205,033. During the year ended October 31, 2005, the tax character of distributions paid was as follows: ordinary income $929,281 and long-term capital gain $2,819,963. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of October 31, 2005, the components of distributable earnings on a tax basis included $62,237 of undistributed ordinary income and $745,659 of undistributed long-term capital gain.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund paid a monthly management fee to the Adviser, at an annual rate of 0.90% of the Fund’s average daily net asset value, until June 30, 2005. Effective July 1, 2005, the Fund pays a monthly management fee to the Ådviser equivalent, on an annual basis, to the sum of: (a) 0.90% of the first $1,000,000,000 of the Fund’s average daily net asset value and (b) 0.85% of the Fund’s average daily net asset value in excess of $1,000,000,000. The Adviser has a subadvi-sory agreement with Independence Investments, LLC (“Independence”). The

Fund is not responsible for payment of the subadvisory fees. Independence has agreed to waive its fee unless the net revenue received by the Adviser from its advisory fee exceeds the Adviser’s cumulative costs and to limit its subadvisory fee to the amount of such net revenue if such net revenue is less than the subadvisory fee. Prior to December 3, 2004, Independence provided the Fund with investment management services, for which the Fund paid a fee at an annual rate of 0.85% of the Fund’s average daily net asset value.

Effective December 3, 2004, the Adviser has agreed to limit the Fund’s expenses, excluding distribution and service fees and transfer agent fees, to 1.05% of the Fund’s average daily net asset value with respect to Class A, Class B and Class C shares, on an annual basis, Class A net operating expenses to 1.65% of Class A average daily net asset value, and Class I net operating expenses to 1.10% of Class I average net asset value, at least until February 28, 2006. Prior to December 3, 2004, Independence had agreed to limit the Fund’s total expenses to 1.85% of the Fund’s average daily net asset value. Accordingly, the expense reductions related to the Fund’s total expense limitation amounted to $98,203 for the year ended October 31, 2005. The Adviser reserves the right to terminate this limitation in the future.

The Fund has Distribution Plans with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances. Prior to December 3, 2004, SEI Investments Distribution Co. was the distributor for the Fund and received no compensation for its distribution services.

Class A shares are assessed up-front sales charges. During the year ended October 31, 2005, JH Funds received net up-front sales charges of $791,792 with regard to sales of Class A shares. Of this amount, $118,706 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $661,668 was paid as sales commissions to unrelated broker-dealers and $11,418 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (“JHLICo”), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended October 31, 2005, CDSCs received by JH Funds amounted to $6,441 for Class B shares and $3,846 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of JHLICo. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares the Fund pays a monthly transfer agent fee at a total annual rate of 0.05% of Class I average daily net asset value. The Adviser has agreed to limit transfer agent fees on Class A, Class B and Class C shares to 0.30% of each class’s average daily net asset value, at least until February 28, 2006. There were no transfer agent fee reductions during the year ended October 31, 2005. Signature Services has also agreed to voluntarily reduce the Fund’s asset-based portion of the transfer agent fee if the total transfer agent fee exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by 0.05% . Signature Services reserves the right to terminate this limitation in the future. Prior to December 3, 2004, DST Systems, Inc. served as the Fund’s transfer agent.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year amounted to $31,322. The Fund also paid the Adviser the amount of $2,048 for certain publishing services, included in the printing fees. The Fund also paid the amount of $1,800 to JHLICo for certain compliance costs, included in the miscellaneous expenses.

Mr. James R. Boyle is an officer of certain affiliates of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of other unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

	Year ended 10-31-04		Year ended 10-31-05
	Shares	Amount	Shares	Amount

Class A shares
Sold	1,421,739	$15,880,583	13,170,020	$148,607,095
Distributions reinvested	20,274	204,967	--	--
Repurchased	(553,670)	(5,968,107)	(6,497,042)	(74,263,560)
Net increase	888,343	$10,117,443	6,672,978	$74,343,535

Class B shares[1]
Sold	--	--	873,470	$9,848,449
Repurchased	--	--	(81,490)	(919,888)
Net increase	--	--	791,980	$8,928,561

Class C shares[1]
Sold	--	--	2,801,679	$31,674,244
Repurchased	--	--	(65,504)	(757,401)
Net increase	--	--	2,736,175	$30,916,843

Class I shares[1]
Sold	--	--	3,620,434	$41,599,404
Repurchased	--	--	(717,801)	(8,281,992)
Net increase	--	--	2,902,633	$33,317,412

Net increase	888,343	$10,117,443	13,103,766	$147,506,351

1 Class B, Class C and Class I shares began operations on 12-6-04.

Note D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, including in-kind redemptions of $48,743,007 during the year ended October 31, 2005, aggregated $307,605,877 and $170,553,325, respectively.

The cost of investments owned on October 31, 2005, including short-term investments, for federal income tax purposes, was $220,559,711. Gross unrealized appreciation and depreciation of investments aggregated $16,769,327 and $9,491,026, respectively, resulting in net unrealized appreciation of $7,278,301.

Note E
Reclassification
of accounts

During the year ended October 31, 2005, the Fund reclassified amounts to reflect a decrease in accumulated net realized gain on investments of $2,830,488, a decrease in accumulated net investment loss of $1,311,510 and an increase in capital paid-in of $1,518,978. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of October 31, 2005. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the

United States of America, book and tax differences in accounting for net operating losses, redemption in-kind and deferred compensation. The calculation of net investment loss per share in the Fund’s Financial Highlights excludes these adjustments.

AUDITORS’ REPORT Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of John Hancock Small Cap Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Small Cap Fund (the “Fund”) at October 31, 2005, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP Boston, Massachusetts December 14, 2005

TAX INFORMATION Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended October 31, 2005.

The Fund has designated distributions to shareholders of $2,819,963, as a capital gain dividend.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended October 31, 2005, 100% of the dividends qualifies for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2005.

Shareholders will be mailed a 2005 U.S. Treasury Department Form 1099-DIV in January 2006. This will reflect the total of all distributions that are taxable for calendar year 2005.

Board Consideration of Investment Advisory and Sub-Advisory Agreements: John Hancock Small Cap Fund

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees (the “Board”) of John Hancock Equity Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), initially to review and approve the investment advisory agreement (the “Advisory Agreement”) with John Hancock Advisers, LLC (the “Adviser”) for the John Hancock Small Cap Fund (the “Fund”) and the Subadvisory Agreement between the Adviser, Independence Investment LLC (the “Subadviser”) and the Fund.

At meetings held on September 14, 2004, the Board, including the Independent Trustees, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the Subadviser and the approval of the Advisory Agreement and the Subadvisory Agreement. During such meeting, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel. In evaluating the Advisory Agreement, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including but not limited to the following: (i) advisory and other fees incurred by, and the expense ratios of, a group of comparable funds selected by the Adviser and the proposed fee and estimated expense ratio of the Fund and (ii) the advisory fees of comparable portfolios of other clients of the Adviser. The Independent Trustees also consider information that was provided in connection with the Trustees annual review of the advisory agreement for other funds managed by the Adviser and the Subadviser including (i) the Adviser’s financial results and condition, (ii) the background and experience of senior management and investment professionals of the Adviser and the Subadviser, (iii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates to other series of the Trust and (iv) the Adviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the Fund’s Code of Ethics and the structure and responsibilities of the Adviser’s compliance department.

Nature, extent and quality
of services

The Board considered the ability of the Adviser and the Subadviser, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative services to be provided to the Fund by the Adviser and its affiliates. The Board also considered the performance record of the Subadviser in managing Independence Small Cap Portfolio, the predecessor fund to the Fund.

Based on the above factors, together with those references below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and the Subadviser were suffi-cient to support approval of the Advisory Agreement and the Subadvisory Agreements.

Investment advisory and
subadvisory fee rates
and expenses

The Board reviewed and considered the contractual investment advisory rate to be payable by the Fund to the Adviser for investment advisory services (the “Advisory Agreement Rate”). The Board received and considered information comparing the Advisory Agreement Rate with the average fee paid by a group of similar funds selected by the Adviser. The Board noted that the Advisory Agreement Rate was lower than average advisory fee rate for these similar funds. The Board concluded that the Advisory Agreement Rate was reasonable in relation to the services to be provided.

The Board received and considered information regarding the Fund’s estimated total operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees. The Board also considered comparisons of these expenses to the expenses information for the similar funds. The Board noted that the total operating expense ratio of the Fund’s Class A shares was projected to be consistent with the average expense ratio for Class A shares of the peer group of funds. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s projected overall expense ratio supported the approval of the Advisory Agreement.

The Board also received information about the investment sub-advisory fee rate (the “Sub-Advisory Agreement Rate”) payable by the Adviser to the Sub-Adviser for investment sub-advisory services. The Board concluded that the Sub-Advisory Agreement Rate was fair and equitable, based on its consideration of the factors described above.

Information about
services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser to its other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate was not unreasonable, taking into account fee rates offered to others by the Adviser and giving effect to differences in services covered by such fee rates.

Other benefits to
the Adviser

The Board received information regarding potential “fall-out” or ancillary bene-fits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other finan-cial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, the Subadviser’s and the Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Factors not considered
relevant at this time

In light of the fact that the Fund has not yet commenced normal operations, the Trustees noted that certain factors, such as investment performance, economics of scale and profitability, that will be relevant when the Trustee considers continuing the Advisory Agreement, are not germane to its initial approval.

Other factors and
broader review

The Board regularly reviews and assesses the quality of the services that the other funds managed by the Adviser receive throughout the year. In this regard, the Board reviews reports of the

Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the Advisory Agreement and Subadvisory Agreement for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the Advisory Agreement and the Subadvisory Agreement.

TRUSTEES & OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees
Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Ronald R. Dion, Born: 1946	2004	53
Independent Chairman (since 2005); Chairman and Chief Executive Officer,
R.M. Bradley & Co., Inc.; Director, The New England Council and Massachusetts
Roundtable; Trustee, North Shore Medical Center; Director, Boston Stock
Exchange; Director, BJ’s Wholesale Club, Inc. and a corporator of the Eastern
Bank; Trustee, Emmanuel College; Director, Boston Municipal Research Bureau;
Member of the Advisory Board, Carroll Graduate School of Management at
Boston College.

James F. Carlin, Born: 1940	2004	53
Director and Treasurer, Alpha Analytical Inc. (analytical laboratory) (since 1985);
Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995);
Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc.
(since 1996); Director and Treasurer, Rizzo Associates (engineering) (until 2000);
Chairman and CEO, Carlin Consolidated, Inc. (management/investments) (since
1987); Director and Partner, Proctor Carlin & Co., Inc. (until 1999); Trustee,
Massachusetts Health and Education Tax Exempt Trust (since 1993); Director of the following: Uno Restaurant Corp. (until 2001), Arbella Mutual (insurance)
(until 2000), HealthPlan Services, Inc. (until 1999), Flagship Healthcare, Inc. (until
1999), Carlin Insurance Agency, Inc. (until 1999); Chairman, Massachusetts
Board of Higher Education (until 1999).

Richard P. Chapman, Jr.,[2] Born: 1935	2004	53
President and Chief Executive Officer, Brookline Bancorp Inc. (lending)
(since 1972); Director, Lumber Insurance Co. (insurance) (until 2000);
Chairman and Director, Northeast Retirement Services, Inc. (retirement administration) (since 1998).

William H. Cunningham, Born: 1944	2004	143
Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and CEO, IBT Technologies
(until 2001); Director of the following: The University of Texas Investment
Management Company (until 2000), Hire.com (until 2004), STC Broadcasting,
Inc. and Sunrise Television Corp. (electronic manufacturing) (until 2001),
Symtx, Inc. (electronic manufacturing) (since 2001), Adorno/Rogers Technology,
Inc. (until 2004), Pinnacle Foods Corporation (until 2003), rateGenius (Internet

Independent Trustees (continued)

Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

William H. Cunningham, Born: 1944 (continued)	2004	143
service) (until 2003), Jefferson-Pilot Corporation (diversified life insurance company) (since 1985), New Century Equity Holdings (formerly Billing Concepts)
(until 2001), eCertain (until 2001), ClassMap.com (until 2001), Agile Ventures
(until 2001), LBJ Foundation (until 2000), Golfsmith International, Inc.
(until 2000), Metamor Worldwide (until 2000), AskRed.com (until 2001),
Southwest Airlines (since 2000) and Introgen (since 2000); Advisory Director,
Q Investments (until 2003); Advisory Director, Chase Bank (formerly Texas
Commerce Bank – Austin) (since 1988), LIN Television (since 2002), WilTel
Communications (until 2003) and Hayes Lemmerz International, Inc.
(diversified automotive parts supply company) (since 2003).

Charles L. Ladner,[2] Born: 1938	2004	143
Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003);
Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and Director for AmeriGas, Inc.
(retired 1998); Director of AmeriGas Partners, L.P. (until 1997) (gas distribution);
Director, EnergyNorth, Inc. (until 1995); Director, Parks and History Association
(since 2001).

John A. Moore,[2] Born: 1939	2004	53
President and Chief Executive Officer, Institute for Evaluating Health Risks,
(nonprofit institution) (until 2001); Chief Scientist, Sciences International (health research) (until 2003); Principal, Hollyhouse (consulting) (since 2000); Director,
CIIT (nonprofit research) (since 2002).

Patti McGill Peterson,[2] Born: 1943	2004	53
Executive Director, Council for International Exchange of Scholars and Vice
President, Institute of International Education (since 1998); Senior Fellow, Cornell
Institute of Public Affairs, Cornell University (until 1998); Former President of
Wells College and St. Lawrence University; Director, Niagara Mohawk Power
Corporation (until 2003); Director, Ford Foundation, International Fellowships
Program (since 2002); Director, Lois Roth Endowment (since 2002); Director,
Council for International Educational Exchange (since 2003).

Steven R. Pruchansky, Born: 1944	2004	53
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc.
(since 2000); Director and President, Greenscapes of Southwest Florida, Inc.
(until 2000); Managing Director, JonJames, LLC (real estate) (since 2001);
Director, First Signature Bank & Trust Company (until 1991); Director, Mast
Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991).

Non-Independent Trustee3

Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2005	237
President, John Hancock Annuities; Executive Vice President, John Hancock
Life Insurance Company (since June, 2004); Chairman and Director, John
Hancock Advisers, LLC (the “Adviser”); John Hancock Funds, LLC (“John
Hancock Funds”) and The Berkeley Financial Group, LLC (“The Berkeley
Group”) (holding company) (since 2005); President U.S. Annuities; Senior
Vice President, The Manufacturers Life Insurance Company (U.S.A.) (prior to 2004).

Principal officers who are not Trustees
Name, age
Position(s) held with Fund		Officer
Principal occupation(s) and		of Fund
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2005
President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director,
President and Chief Executive Officer, the Adviser and The Berkeley Group;
Director, President and Chief Executive Officer, John Hancock Funds; Director,
President and Chief Executive Officer, Sovereign Asset Management LLC
(“Sovereign”); Director, John Hancock Signature Services, Inc.; President, John
Hancock Trust; Chairman and President, NM Capital Management, Inc. (NM
Capital) (since 2005); Chairman, Investment Company Institute Sales Force
Marketing Committee (since 2003); Executive Vice President, John Hancock
Funds (until 2005).

William H. King, Born: 1952		2004
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer
of each of the John Hancock funds advised by the Adviser; Assistant Treasurer of each of the John Hancock funds (until 2001).

Francis V. Knox, Jr., Born: 1947		2005
Vice President and Chief Compliance Officer
Vice President and Chief Compliance Officer for John Hancock Investment
Company, John Hancock Life Insurance Company (U.S.A.), John Hancock Life
Insurance Company and John Hancock Funds (since 2005); Fidelity Investments –
Vice President and Assistant Treasurer, Fidelity Group of Funds (until 2004);
Fidelity Investments – Vice President and Ethics & Compliance Officer (until 2001).

John G. Vrysen, Born: 1955		2005
Executive Vice President and Chief Financial Officer; Director, the Adviser,
The Berkeley Group and John Hancock Funds.
Executive Vice President and Chief Financial Officer, the Adviser, Sovereign,
The Berkeley Group and John Hancock Funds (since 2005); Vice President and
General Manager, Fixed Annuities, U.S. Wealth Management (until 2005); Vice
President, Operations, Manulife Wood Logan (July 2000 thru September 2004).

Notes to Trustees and Officers pages

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Non-independent Trustees hold positions with the Fund’s investment adviser, underwriter and certain other affiliates.

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Advisers, LLC	The Bank of New York	Wilmer Cutler Pickering
601 Congress Street	One Wall Street	Hale and Dorr LLP
Boston, MA 02210-2805	New York, NY 10286	60 State Street
Boston, MA 02109-1803
Subadviser	Transfer agent
Independence Investment	John Hancock Signature	Independent registered
LLC	Services, Inc.	public accounting firm
53 State Street	1 John Hancock Way,	PricewaterhouseCoopers LLP
Boston, MA 02109	Suite 1000	125 High Street
	Boston, MA 02217-1000	Boston, MA 02110
Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	24-hour automated information	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds. com

Now available: electronic delivery www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock Small Cap Fund.

8200A 10/05 12/05

ITEM 2. CODE OF ETHICS.

As of the end of the period, October 31, 2005, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

The code of ethics was amended effective February 1, 2005 to address new Rule 204A-1 under the Investment Advisers Act of 1940 and to make other related changes.

The most significant amendments were:

(a) Broadening of the General Principles of the code to cover compliance with all federal securities laws.

(b) Eliminating the interim requirements (since the first quarter of 2004) for access persons to preclear their personal trades of John Hancock mutual funds. This was replaced by post-trade reporting and a 30 day hold requirement for all employees.

(c) A new requirement for “heightened preclearance” with investment supervisors by any access person trading in a personal position worth $100,000 or more.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Charles L. Ladner is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $19,200 for the fiscal year ended October 31, 2004 (John Hancock Growth Trends Fund only) and $51,175 for the fiscal year ended October 31, 2005 (broken out as follows: John Hancock Growth Trends Fund - $20,175, John Hancock Small Cap Fund - $18,500 and John Hancock Technology Leaders Fund - $12,500). John Hancock Small Cap Fund and John Hancock Technology Leaders Fund are in their first year of operation, the Funds commenced operations on December 6, 2004 and June 20, 2005, respectively. These fees were billed to the registrant and were approved by the registrant’s audit committee.

(b) Audit-Related Services

There were no audit-related fees during the fiscal year ended October 31, 2004 and fiscal year ended October 31, 2005 billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates").

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning (“tax fees”) amounted to $2,300 for the fiscal year ended October 31, 2004 (John Hancock Growth Trends Fund only) and $7,400 for the fiscal year ended October 31, 2005 (broken out as follows: John Hancock Growth Trends Fund - $2,400, John Hancock Small Cap Fund - $2,500 and John Hancock Technology Leaders Fund - $2,500).

The nature of the services comprising the tax fees was the review of the registrant’s income tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee. There were no tax fees billed to the control affiliates.

(d) All Other Fees

There were no other fees during the fiscal year ended October 31, 2004 and fiscal year ended October 31, 2005 billed to the registrant or to the control affiliates.

(e)(1) See attachment "Approval of Audit, Audit-related, Tax and Other Services", with the audit committee pre-approval policies and procedures.

(e)(2) There were no fees that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended October 31, 2004 and October 31, 2005 on behalf of the registrant or on behalf of the control affiliates that relate directly to the operations and financial reporting of the registrant.

(f) According to the registrant’s principal accountant, for the fiscal year ended October 31, 2005, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $58,762 for the fiscal year ended October 31, 2004, and $210,062 for the fiscal year ended October 31, 2005.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Dr. John A. Moore - Chairman Richard P. Chapman, Jr. Charles L. Ladner Patti McGill Peterson

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders October recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds - Administration Committee Charter" and “John Hancock Funds – Governance Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Approval of Audit, Audit-related, Tax and Other Services is attached.

(c)(2) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds - Administration Committee Charter" and “John Hancock Funds – Governance Committee Charter”.

(c)(3) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Equity Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: December 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: December 21, 2005

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Executive Vice President and Chief Financial Officer

Date: December 21, 2005